SEC. File Nos. 333-180729

811-22692

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 3

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 5

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive
Irvine, California 92618-4518

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Steven I. Koszalka, Secretary

American Funds College Target Date Series

6455 Irvine Center Drive

Irvine, California 92618-4518

(Name and Address of Agent for Service)

__________________

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

(Counsel for the Registrant)

__________________

Approximate date of proposed public offering:

It is proposed that this filing become effective on January 1, 2014, pursuant to paragraph (b) of Rule 485.

American Funds College Target Date Series® Prospectus January 1, 2014

	Class 529-A	529-B	529-C	529-E	529-F-1

American Funds College 2030 Fund®	CTHAX	CTHBX	CTYCX	CTHEX	CTHFX
American Funds College 2027 Fund®	CSTAX	CTSBX	CTSCX	CTSEX	CTSFX
American Funds College 2024 Fund®	CFTAX	CCFBX	CTFCX	CTFEX	CTFFX
American Funds College 2021 Fund®	CTOAX	CTOBX	CTOCX	CTOEX	CTOFX
American Funds College 2018 Fund®	CNEAX	CNEBX	CNECX	CNEEX	CNEFX
American Funds College 2015 Fund®	CFFAX	CFIBX	CFFCX	CFIEX	CFIFX
American Funds College Enrollment FundSM	CENAX	CENBX	CENCX	CENEX	CENFX

Table of contents

Summaries:

American Funds College 2030 Fund

American Funds College 2027 Fund

American Funds College 2024 Fund

American Funds College 2021 Fund

American Funds College 2018 Fund

American Funds College 2015 Fund

American Funds College Enrollment Fund

Investment objectives, strategies and risks

Information regarding the underlying funds

Management and organization

1 6 11 16 21 26 31 35 37 43

Shareholder information

Purchase, exchange and sale of shares

How to sell shares

Distributions and taxes

Choosing a share class

Sales charges

Sales charge reductions and waivers

Plans of distribution

Other compensation to dealers

Fund expenses

Financial highlights

45 46 48 49 49 50 52 54 54 55 56

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Funds College 2030 Fund

Investment objective

The fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 52 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee	$10	$10	$10	$10	$10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.13	1.00	1.00	0.50	0.00
Other expenses	0.26	0.24	0.25	0.22	0.25
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	0.90	1.75	1.76	1.23	0.76
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.80	1.65	1.66	1.13	0.66
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2014. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds College Target Date Series / Prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
529-A	$523	$730	$ 951	$1,581
529-B	688	980	1,196	1,929
529-C	289	583	1,002	2,163
529-E	135	419	724	1,581
529-F-1	87	272	471	1,038

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$188	$580	$ 996	$1,929
529-C	189	583	1,002	2,163

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth-and-income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the percentage of the fund invested in different categories will change until the fund reaches its target date. Upon reaching its target date, the fund will be principally invested in fixed-income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed-income funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

American Funds College Target Date Series / Prospectus 2

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

American Funds College Target Date Series / Prospectus 3

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund began investment operations on September 14, 2012, information regarding investment results for a full calendar year is not available as of the date of this prospectus.

American Funds College Target Date Series / Prospectus 4

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	2 years	Senior Vice President – Capital Research Global Investors
Alan N. Berro Senior Vice President	2 years	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	2 years	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research Company
John H. Smet Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Andrew B. Suzman Senior Vice President	2 years	Senior Vice President – Capital World Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For an employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

You may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gains distributed by the fund to tax-favored college savings accounts are not currently taxable. Please refer to the applicable program description for more information regarding the tax consequences of holding or selling Class 529 shares.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds College Target Date Series / Prospectus 5

American Funds College 2027 Fund

Investment objective

The fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 52 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee	$10	$10	$10	$10	$10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.16	1.00	1.00	0.50	0.00
Other expenses	0.26	0.25	0.25	0.22	0.25
Acquired (underlying) fund fees and expenses	0.40	0.40	0.40	0.40	0.40
Total annual fund operating expenses	0.92	1.75	1.75	1.22	0.75
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.82	1.65	1.65	1.12	0.65
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2014. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds College Target Date Series / Prospectus 6

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
529-A	$525	$736	$ 962	$1,603
529-B	688	980	1,196	1,935
529-C	288	580	996	2,152
529-E	134	416	718	1,570
529-F-1	86	269	466	1,026

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$188	$580	$996	$1,935
529-C	188	580	996	2,152

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth-and-income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the percentage of the fund invested in different categories will change until the fund reaches its target date. Upon reaching its target date, the fund will be principally invested in fixed-income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed-income funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

American Funds College Target Date Series / Prospectus 7

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

American Funds College Target Date Series / Prospectus 8

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund began investment operations on September 14, 2012, information regarding investment results for a full calendar year is not available as of the date of this prospectus.

American Funds College Target Date Series / Prospectus 9

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	2 years	Senior Vice President – Capital Research Global Investors
Alan N. Berro Senior Vice President	2 years	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	2 years	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research Company
John H. Smet Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Andrew B. Suzman Senior Vice President	2 years	Senior Vice President – Capital World Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For an employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

You may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gains distributed by the fund to tax-favored college savings accounts are not currently taxable. Please refer to the applicable program description for more information regarding the tax consequences of holding or selling Class 529 shares.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds College Target Date Series / Prospectus 10

American Funds College 2024 Fund

Investment objectives

The fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 52 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee	$10	$10	$10	$10	$10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.18	1.00	1.00	0.50	0.00
Other expenses	0.25	0.24	0.25	0.22	0.25
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.91	1.72	1.73	1.20	0.73
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.81	1.62	1.63	1.10	0.63
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2014. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds College Target Date Series / Prospectus 11

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
529-A	$524	$733	$ 956	$1,592
529-B	684	971	1,181	1,907
529-C	285	574	986	2,131
529-E	132	410	708	1,548
529-F-1	84	263	455	1,002

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$184	$571	$981	$1,907
529-C	185	574	986	2,131

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth-and-income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the percentage of the fund invested in different categories will change until the fund reaches its target date. Upon reaching its target date, the fund will be principally invested in fixed-income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed-income funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

American Funds College Target Date Series / Prospectus 12

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

American Funds College Target Date Series / Prospectus 13

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed/related securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund began investment operations on September 14, 2012, information regarding investment results for a full calendar year is not available as of the date of this prospectus.

American Funds College Target Date Series / Prospectus 14

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	2 years	Senior Vice President – Capital Research Global Investors
Alan N. Berro Senior Vice President	2 years	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	2 years	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research Company
John H. Smet Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Andrew B. Suzman Senior Vice President	2 years	Senior Vice President – Capital World Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For an employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

You may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gains distributed by the fund to tax-favored college savings accounts are not currently taxable. Please refer to the applicable program description for more information regarding the tax consequences of holding or selling Class 529 shares.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds College Target Date Series / Prospectus 15

American Funds College 2021 Fund

Investment objectives

The fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 52 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee	$10	$10	$10	$10	$10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.20	1.00	1.00	0.50	0.00
Other expenses	0.26	0.24	0.25	0.22	0.25
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.92	1.70	1.71	1.18	0.71
Fee waiver and/or expense reimbursement[2]	0.11	0.10	0.11	0.11	0.11
Total annual fund operating expenses after fee waiver	0.81	1.60	1.60	1.07	0.60
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2014. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds College Target Date Series / Prospectus 16

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
529-A	$524	$735	$ 961	$1,602
529-B	682	965	1,170	1,893
529-C	282	567	975	2,109
529-E	129	403	696	1,524
529-F-1	81	255	443	977

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$182	$565	$970	$1,893
529-C	182	567	975	2,109

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund categories represent differing investment objectives. For example, growth-and-income funds seek long-term growth-and-income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the percentage of the fund invested in different categories will change until the fund reaches its target date. Upon reaching its target date, the fund will be principally invested in fixed-income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed-income funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

American Funds College Target Date Series / Prospectus 17

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

American Funds College Target Date Series / Prospectus 18

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed/related securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds College Target Date Series / Prospectus 19

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund began investment operations on September 14, 2012, information regarding investment results for a full calendar year is not available as of the date of this prospectus.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	2 years	Senior Vice President – Capital Research Global Investors
Alan N. Berro Senior Vice President	2 years	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	2 years	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research Company
John H. Smet Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Andrew B. Suzman Senior Vice President	2 years	Senior Vice President – Capital World Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For an employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

You may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gains distributed by the fund to tax-favored college savings accounts are not currently taxable. Please refer to the applicable program description for more information regarding the tax consequences of holding or selling Class 529 shares.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds College Target Date Series / Prospectus 20

American Funds College 2018 Fund

Investment objectives

The fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 52 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee	$10	$10	$10	$10	$10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.21	1.00	1.00	0.50	0.00
Other expenses	0.26	0.24	0.25	0.22	0.25
Acquired (underlying) fund fees and expenses	0.29	0.29	0.29	0.29	0.29
Total annual fund operating expenses	0.86	1.63	1.64	1.11	0.64
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.76	1.53	1.54	1.01	0.54
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
2	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2014. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds College Target Date Series / Prospectus 21

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
529-A	$519	$718	$ 931	$1,536
529-B	675	943	1,134	1,819
529-C	276	546	939	2,034
529-E	123	382	660	1,445
529-F-1	75	234	406	894

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$175	$543	$934	$1,819
529-C	176	546	939	2,034

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund categories represent differing investment objectives. For example, growth-and-income funds seek long-term growth-and-income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the percentage of the fund invested in different categories will change until the fund reaches its target date. Upon reaching its target date, the fund will be principally invested in fixed-income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed-income funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

American Funds College Target Date Series / Prospectus 22

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

American Funds College Target Date Series / Prospectus 23

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed/related securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds College Target Date Series / Prospectus 24

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund began investment operations on September 14, 2012, information regarding investment results for a full calendar year is not available as of the date of this prospectus.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	2 years	Senior Vice President – Capital Research Global Investors
Alan N. Berro Senior Vice President	2 years	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	2 years	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research Company
John H. Smet Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Andrew B. Suzman Senior Vice President	2 years	Senior Vice President – Capital World Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For an employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

You may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gains distributed by the fund to tax-favored college savings accounts are not currently taxable. Please refer to the applicable program description for more information regarding the tax consequences of holding or selling Class 529 shares.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds College Target Date Series / Prospectus 25

American Funds College 2015 Fund

Investment objectives

The fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 52 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee	$10	$10	$10	$10	$10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.22	1.00	1.00	0.50	0.00
Other expenses	0.26	0.25	0.25	0.22	0.25
Acquired (underlying) fund fees and expenses	0.28	0.28	0.28	0.28	0.28
Total annual fund operating expenses	0.86	1.63	1.63	1.10	0.63
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76	1.53	1.53	1.00	0.53
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2014. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds College Target Date Series / Prospectus 26

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
529-A	$519	$718	$ 931	$1,536
529-B	675	943	1,134	1,819
529-C	275	543	934	2,024
529-E	122	379	654	1,434
529-F-1	74	231	400	882

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$175	$543	$934	$1,819
529-C	175	543	934	2,024

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as equity-income funds, balanced funds and bond funds. The fund categories represent differing investment objectives. For example, equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the percentage of the fund invested in different categories will change until the fund reaches its target date. Upon reaching its target date, the fund will be principally invested in fixed-income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed-income funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

American Funds College Target Date Series / Prospectus 27

The following chart illustrates the current investment approach of the fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

American Funds College Target Date Series / Prospectus 28

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.”

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed/related securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

American Funds College Target Date Series / Prospectus 29

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund began investment operations on September 14, 2012, information regarding investment results for a full calendar year is not available as of the date of this prospectus.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	2 years	Senior Vice President – Capital Research Global Investors
Alan N. Berro Senior Vice President	2 years	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	2 years	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research Company
John H. Smet Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Andrew B. Suzman Senior Vice President	2 years	Senior Vice President – Capital World Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For an employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

You may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gains distributed by the fund to tax-favored college savings accounts are not currently taxable. Please refer to the applicable program description for more information regarding the tax consequences of holding or selling Class 529 shares.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds College Target Date Series / Prospectus 30

American Funds College Enrollment Fund

Investment objective

The fund’s investment objective is to provide current income, consistent with preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 52 of the prospectus and on page 57 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee	$10	$10	$10	$10	$10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.50	0.00
Other expenses	0.28	0.27	0.27	0.24	0.27
Acquired (underlying) fund fees and expenses	0.31	0.31	0.31	0.31	0.31
Total annual fund operating expenses	0.93	1.68	1.68	1.15	0.68
Fee waiver and/or expense reimbursement[2]	0.11	0.11	0.11	0.11	0.10
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.82	1.57	1.57	1.04	0.58
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least December 31, 2014. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds College Target Date Series / Prospectus 31

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
529-A	$351	$568	$ 800	$1,458
529-B	679	958	1,159	1,879
529-C	279	558	959	2,077
529-E	126	394	680	1,490
529-F-1	79	247	428	942

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
529-B	$179	$558	$959	$1,879
529-C	179	558	959	2,077

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds bond funds. The fund will principally invest in funds that seek current income through bond investments.

When determining in which bond funds to invest, the investment adviser will predominately seek exposure to higher quality bonds (rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality) with intermediate to short-term durations. The fund may, however, invest in underlying funds with exposure to lower quality, higher yielding securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality, and to bonds with longer durations.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The investment adviser anticipates that exposure to mortgage-backed securities and asset-backed securities may help the fund generate current income. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create a combination of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income, consistent with preservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. Consideration is also given to, among other topics, current market conditions and the investment positions of the underlying funds.

American Funds College Target Date Series / Prospectus 32

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.”

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed/related securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds College Target Date Series / Prospectus 33

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

Because the fund began investment operations on September 14, 2012, information regarding investment results for a full calendar year is not available as of the date of this prospectus.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	2 years	Senior Vice President – Capital Research Global Investors
Alan N. Berro Senior Vice President	2 years	Senior Vice President – Capital World Investors
James B. Lovelace Senior Vice President	2 years	Senior Vice President – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research Company
John H. Smet Senior Vice President	2 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Andrew B. Suzman Senior Vice President	2 years	Senior Vice President – Capital World Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For an employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

You may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gains distributed by the fund to tax-favored college savings accounts are not currently taxable. Please refer to the applicable program description for more information regarding the tax consequences of holding or selling Class 529 shares.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds College Target Date Series / Prospectus 34

Investment objectives, strategies and risks

Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds in the series.

The investment objectives, strategies and risks of each fund are summarized below:

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to the target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. For example, the 2030 Fund, a fund with more years before anticipated enrollment, will emphasize growth more than a fund closer to the date of enrollment such as the 2015 Fund. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. In this way, each fund seeks to balance total return and stability over time. When each fund reaches its target date, it will principally invest in fixed-income funds and may merge into the Enrollment Fund, which will also principally invest in fixed-income funds. These investment objectives may be modified by the series’ board of trustees without shareholder approval.

The following chart illustrates the current investment approach of each fund by showing how its investment in the various fund categories will change over time.

Current investment approach

The investment adviser anticipates that each fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 20% target allocation to growth funds is not expected to be greater than 30% or less than 10%. The investment adviser will continuously monitor the funds and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Each fund may, from time to time, take temporary defensive positions by holding all, or a significant portion, of its assets in cash, money market instruments, shares of money market funds or other securities that may be deemed appropriate by the fund’s investment adviser.

While the fund has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. Each fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. Further, the fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments.

American Funds College Target Date Series / Prospectus 35

When a fund invests in one or more underlying American Funds, it will invest in Class R-6 shares of such underlying funds. Class R-6 shares have relatively low expenses, which reduce overall expenses. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. In addition to investing in a mix of American Funds, each fund may also invest in funds in the American Funds Insurance Series or other funds managed by Capital Research and Management Company and its affiliates, subject to obtaining any necessary regulatory approvals and notifying shareholders in advance.

The investment adviser will monitor the funds and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing outside the United States — The prices of securities of issuers domiciled outside the United States or with significant operations outside the United States may decline due to conditions specific to the countries or regions in which the issuers are domiciled or in which the issuers operate, including adverse political, social, economic or market changes in such countries or regions. The securities of issuers domiciled in certain countries outside the United States may be more volatile, less liquid and/or more difficult to value than those of U.S. issuers. Issuers in countries outside the United States may also be subject to different tax and accounting policies and different auditing, reporting, legal and regulatory standards. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Issuers in countries outside the United States may also be subject to different government and legal systems that make it difficult for the underlying fund to exercise its rights as a shareholder of the company. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. These investments may also be affected by changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — The prices of, and the income generated by, most bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in an underlying fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in an underlying fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may

American Funds College Target Date Series / Prospectus 36

decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed/related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The underlying fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the underlying fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the underlying fund’s cash for potential reinvestment in higher yielding securities. In addition, the values of the securities ultimately depend upon the payment pattern of the underlying loans by individuals.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to be announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Cash position and temporary investments — An underlying fund may also hold cash or money market instruments. The percentage of an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, an underlying fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the fund’s investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce a fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, an underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Information regarding the underlying funds

The investment objectives and principal investment strategies of the underlying funds are summarized below and on the following pages. They should not be construed as an offer to purchase the underlying funds. For additional and more current information regarding the underlying funds, investors should read the current prospectuses and statements of additional information of the underlying funds.

Each fund will invest in some, but not all, of the underlying funds listed below. Some underlying funds may not be underlying investments for any fund, while others may serve as underlying investments for multiple funds.

The fund relies on the professional judgment of the investment adviser to the fund and to the underlying funds to make decisions about the underlying fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Underlying funds – Growth funds

AMCAP Fund The fund’s investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth.

American Funds College Target Date Series / Prospectus 37

EuroPacific Growth Fund The fund’s investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes, and part of the Pacific Basin if any of its borders touches the Pacific Ocean. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with emerging or developing economies and/or markets.

The Growth Fund of America The fund’s investment objective is to provide you with growth of capital.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest a portion of its assets in securities of issuers domiciled outside the United States.

The New Economy Fund The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

The fund seeks to achieve its objectives by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

In pursuing its investment objectives, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in issuers based outside the United States, including those based in developing countries.

New Perspective Fund The fund’s primary investment objective is to provide you with long-term growth of capital. Future income is a secondary objective.

The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its primary investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. In pursuing its secondary objective, the fund invests in common stocks of companies with the potential to pay dividends in the future.

New World Fund The fund’s investment objective is long-term capital appreciation.

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. Many of these countries may be referred to as emerging countries or emerging markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser will consider such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

SMALLCAP World Fund The fund’s investment objective is to provide you with long-term growth of capital.

Normally the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. Because of this, the fund may have less than 80% of its net assets in small market capitalization stocks at any given time. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States, including in emerging markets.

American Funds College Target Date Series / Prospectus 38

Underlying funds – Growth-and-income funds

American Mutual Fund The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends appear to be sustainable. The fund invests primarily in securities of issuers domiciled in the United States and Canada.

The fund’s equity investments are limited to securities of companies that are included on its eligible list. In light of the fund’s investment objectives and policies, securities are added to, or deleted from, the eligible list by the fund’s board of trustees after reviewing and acting upon the recommendations of the fund’s investment adviser. The investment adviser bases its recommendations on a number of factors, such as the fund’s investment objectives and policies, whether a company is considered a leader in its industry and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also invest in bonds and other debt securities, including those issued by the U.S. government and by federal agencies and instrumentalities. Debt securities purchased by the fund are rated investment grade or better or determined by the fund’s investment adviser to be of equivalent quality.

Capital World Growth and Income Fund The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States, including those based in developing countries.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

Fundamental Investors The fund’s investment objective is to achieve long-term growth of capital and income.

The fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the fund may invest significantly in securities of issuers domiciled outside the United States.

International Growth and Income Fund The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in emerging markets and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are listed primarily on exchanges outside the United States and in cash and cash equivalents. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends.

The Investment Company of America The fund’s investment objectives are to achieve long-term growth of capital and income.

The fund invests primarily in common stocks, most of which have a history of paying dividends. The fund’s investments are limited to securities of companies that are included on its eligible list. In light of the fund’s investment objectives and policies, securities are added to, or deleted from, the eligible list by the fund’s board of trustees after reviewing and acting upon the recommendations of the fund’s investment adviser. The investment adviser bases its recommendations on a number of factors, such as the fund’s investment objectives and policies, whether a company is considered a leader in its industry and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In the selection of common stocks and other securities for investment, potential for capital appreciation and future dividends are given more weight than current yield.

The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

Washington Mutual Investors Fund The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to Standard & Poor’s 500 Composite Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

American Funds College Target Date Series / Prospectus 39

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court’s Legal List procedure, which was in effect for many years. The fund has an “Eligible List” — based on the Investment Standards and approved by the fund’s board of trustees — of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the issuers on the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of trustees regarding changes necessary for continued compliance with the fund’s Investment Standards.

Underlying funds – Equity-income and balanced funds

American Balanced Fund The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.

The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

American Funds Global Balanced Fund This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities around the world that offer the opportunity for growth and/or provide dividend income, while also constructing the portfolio to protect principal and limit volatility. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly (at least 40% of its net assets — unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets) in issuers outside the United States.

The fund’s ability to invest in issuers outside the United States includes investing in emerging country issuers.

Normally the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally the fund will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

Capital Income Builder The fund has two primary investment objectives. It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The Income Fund of America The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth.

Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States, including issuers in developing countries. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

American Funds College Target Date Series / Prospectus 40

Underlying funds – Bond funds

American Funds Mortgage Fund The fund’s investment objective is to provide current income and preservation of capital.

Normally at least 80% of the fund’s assets will be invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The fund will invest primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest a portion of its assets in debt issued by federal agencies. Each contract for future delivery is normally of short duration and is replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

American High-Income Trust The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The Bond Fund of America The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities. The fund invests a majority of its assets in debt securities with quality ratings of A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including securities issued and guaranteed by the United States and other governments, securities of corporate issuers and securities backed by mortgages and other assets.

The fund may also invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated Ba1 and BB+ or below are sometimes referred to as “junk bonds.”

Capital World Bond Fund The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Under normal market circumstances, the fund will invest at least 80% of its assets in bonds. The fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally the fund’s debt obligations will consist substantially of investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Intermediate Bond Fund of America The fund’s investment objective is to provide you with current income consistent with the maturity and quality standards described in its prospectus and preservation of capital.

The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in bonds and other debt securities with quality ratings of A– or better or A3 or better (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating

American Funds College Target Date Series / Prospectus 41

category (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or in unrated securities determined to be of equivalent quality by the fund’s investment adviser.

The fund primarily invests in intermediate-term debt securities denominated in U.S. dollars. These include securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

Short-Term Bond Fund of America The fund’s investment objective is to provide you with current income, consistent with the maturity and quality standards described in its prospectus, and preservation of capital.

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities rated AA– or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund’s investment adviser to be of equivalent quality.

The fund primarily invests in short-term debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and Federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

U.S. Government Securities Fund The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.

Normally the fund’s assets will be invested primarily in securities that are guaranteed or sponsored by the U.S. government, including bonds and other debt securities denominated in U.S. dollars. The fund may also invest in mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

American Funds College Target Date Series / Prospectus 42

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the funds and other funds, including the underlying American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fees paid by each fund, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for approval of the series’ Investment Advisory and Service Agreement by the series’ board of trustees is contained in the series’ annual report to shareholders for the fiscal year ended October 31, 2012.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for each fund in the series is available on the American Funds website at americanfunds.com. A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of an underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

American Funds College Target Date Series / Prospectus 43

Portfolio management for the series Capital Research and Management Company is the investment adviser to the American Funds College Target Date Series. For each fund in the series, the Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which each fund invests.

The table below shows the investment experience and role in management for each of the series’ investment professionals.

Investment professional	Investment experience	Experience in this series	Role in management of the series
Bradley J. Vogt	Investment professional for 26 years, all with Capital Research and Management Company or affiliate	2 years	Serves as a member of the Portfolio Oversight Committee
Alan N. Berro	Investment professional for 28 years in total; 23 years with Capital Research and Management Company or affiliate	2 years	Serves as a member of the Portfolio Oversight Committee
James B. Lovelace	Investment professional for 32 years, all with Capital Research and Management Company or affiliate	2 years	Serves as a member of the Portfolio Oversight Committee
Wesley K.-S. Phoa	Investment professional for 20 years in total; 15 years with Capital Research and Management Company or affiliate	2 years	Serves as a member of the Portfolio Oversight Committee
John H. Smet	Investment professional for 32 years in total; 30 years with Capital Research and Management Company or affiliate	2 years	Serves as a member of the Portfolio Oversight Committee
Andrew B. Suzman	Investment professional for 21 years, all with Capital Research and Management Company or affiliate	2 years	Serves as a member of the Portfolio Oversight Committee

Information regarding the investment professionals’ compensation, their ownership of securities in the series and other accounts they manage is in the statement of additional information.

American Funds College Target Date Series / Prospectus 44

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the series’ statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

American Funds College Target Date Series / Prospectus 45

Purchase, exchange and sale of shares

The series’ transfer agent, on behalf of the series and American Funds Distributors,® the series’ distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the series and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class 529-A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class 529-A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of each fund in the series is calculated based upon the net asset values of the underlying funds in which each fund invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the underlying funds have adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying fund’s securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class 529-A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class 529-A, 529-B and 529-C shares.

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. Investors residing in any state may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire. Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee.

Class 529-B shares Class 529-B shares may not be purchased or acquired, except by exchange from Class 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class 529-B shares will instead be invested in Class 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class 529-B shares may continue to hold such shares until they convert to Class 529-A shares. However, no additional investments will be accepted in Class 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class 529-B shares until their conversion dates. In addition, shareholders invested in Class 529-B shares will be able to exchange those shares for Class 529-B shares of other American Funds offering Class 529-B shares until they convert.

Automatic conversion of Class 529-B shares Class 529-B shares automatically convert to Class 529-A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class 529-B shares to Class 529-A shares in the month of the eighth year anniversary date as described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

American Funds College Target Date Series / Prospectus 46

Purchase of Class 529-F-1 shares You may generally open an account and purchase Class 529-F-1 shares only through fee-based programs of investment dealers that have special agreements with the series’ distributor, through certain registered investment advisors and through other intermediaries approved by the series’ distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the series and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Purchase of Class 529-E shares Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment. For an employer-sponsored program, the minimums may be as little as $25.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

If you have significant American Funds holdings, you may not be eligible to invest in Class 529-C shares. Specifically, you may not purchase Class 529-C shares if you are eligible to purchase Class 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

The maximum contribution limit for plans administered by the Virginia College Savings Plan is $350,000 for each beneficiary. The $350,000-per-beneficiary limit applies across all plans administered by Virginia College Savings Plan, including CollegeAmerica, the Virginia Education Savings Trust, the Virginia Prepaid Education Program and CollegeWealth. Multiple accounts for the same beneficiary will be combined to determine if the maximum contribution amount has been reached. Once the total balance (including any earnings) reaches $350,000, we will not accept additional contributions or rollovers.

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged for the corresponding 529 share class without a sales charge. Class B shares may not be exchanged for Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class 529-B and 529-C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

The IRS allows account owners in 529 plans to reallocate their investments only once per calendar year for the same owner and beneficiary. See the applicable program description for more information.

American Funds College Target Date Series / Prospectus 47

How to sell shares

You may sell (redeem) shares in any of the following ways:

Through your dealer or financial advisor (certain charges may apply)

•	Shares held for you in your dealer’s name must be sold through the dealer.
•	Generally, Class 529-F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

•	Requests must be signed by the registered shareholder(s).
•	A signature guarantee is required if the redemption is:

—      more than $125,000;

—      made payable to someone other than the registered shareholder(s); or

—      sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

•	American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.
•	Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.
•	Checks must be made payable to the registered shareholder.
•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the series’ board of trustees.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the series, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the series may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The series and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds in the series are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the series or American Funds Distributors has determined could involve actual or potential harm to the funds may be rejected.

The series, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the series will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the series. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the

American Funds College Target Date Series / Prospectus 48

account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the series’ surveillance procedures described above, all transactions in fund shares remain subject to the right of the series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

The IRS allows account owners in 529 plans to reallocate their investments only once per calendar year for the same owner and beneficiary. See the applicable program description for more information.

Distributions and taxes

Dividends and distributions Each fund intends to distribute dividends to you, usually in December.. Dividends may fluctuate.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

Dividends and capital gain distributions for 529 share classes will be reinvested automatically.

Taxes on dividends and distributions Dividends and capital gain distributions that are automatically reinvested in tax-favored college savings accounts are not currently taxable.

Other tax considerations The IRS allows account owners in 529 plans (also known as Qualified Tuition Plans) to reallocate their investments only once per calendar year for the same owner and beneficiary. Such a reallocation will not result in a capital gain or loss for federal or state income tax purposes. Withdrawals may not result in tax consequences if used for certain qualified higher education expenses. However, the account owner cannot deduct contributions to 529 plans for federal income tax purposes. Please refer to the applicable program description for more information. The CollegeAmerica 529 program description and additional information is on our website, americanfunds.com.

Shareholder fees Fees borne directly by a fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. You should also refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

Choosing a share class

The funds offer different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of a fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class 529-A shares.

Factors you should consider when choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class;
•	whether you qualify for any reduction or waiver of sales charges (for example, Class 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);
•	whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and
•	availability of share classes:

—      Class 529-B shares may not be purchased or acquired except by exchange from Class 529-B shares of another fund in the American Funds family; and

—      Class 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

American Funds College Target Date Series / Prospectus 49

Sales charges

Class 529-A shares The initial sales charge you pay each time you buy Class 529-A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Sales charges for American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College 2015 Fund

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	4.25%	4.44%	3.50%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

Sales charges for American Funds College Enrollment Fund

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the tables above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Although there is a $350,000 maximum on all Class 529 shares, other American Funds investments may be combined with your fund investments for purposes of determining the sales charge applicable to you. Please see “Sales charge reductions and waivers” in this prospectus.

Except as provided below, investments in Class 529-A shares when combined with other American Funds investments such that they in aggregate reach $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class 529-A share purchases not subject to sales charges The distributor may pay dealers a commission of up to 1% on investments made in Class 529-A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus). Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

American Funds College Target Date Series / Prospectus 50

Class 529-B and 529-C shares For Class 529-B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class 529-B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class 529-C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class 529-C shares. A contingent deferred sales charge of 1% applies if Class 529-C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class 529-B or 529-C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class 529-E and Class 529-F shares Class 529-E and Class 529-F shares are sold without any initial or contingent deferred sales charge.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the section “Sales charge reductions and waivers” of this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

American Funds College Target Date Series / Prospectus 51

Sales charge reductions and waivers

To receive a reduction in your Class 529-A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class 529-A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class 529-A sales charges. Unless otherwise indicated below, certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM and American Funds College Target Date Series® may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class 529-A sales charge:

Aggregating accounts To receive a reduced Class 529-A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•	trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);
•	solely controlled business accounts; and
•	single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class 529-A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class 529-A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class 529-A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class 529-A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

American Funds College Target Date Series / Prospectus 52

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class 529-B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class 529-A shares without any initial sales charge. If you redeem Class 529-B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class 529-B shares or purchase Class 529-A shares. If you purchase Class 529-A shares, you are responsible for paying any applicable Class 529-A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class 529-A or 529-C shares will be credited to your account. Redemption proceeds of Class 529-A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class 529-A, 529-B and 529-C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;
•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);
•	redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);
•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and
•	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash), if they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions).

To have your Class 529-A, 529-B or 529-C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

American Funds College Target Date Series / Prospectus 53

Plans of distribution

Each fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the series’ board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.50%	Class 529-A and 529-F-1 shares
0.75%	Class 529-E shares
1.00%	Class 529-B and 529-C shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class 529-B and 529-C shares may cost you more over time than paying the initial sales charge for Class 529-A shares.

Other compensation to dealers

American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s relative redemption rate and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2012, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

American Funds College Target Date Series / Prospectus 54

Fund expenses

To the extent a fund invests in underlying American Funds, it will invest in Class R-6 shares of the underlying funds. Accordingly, fees and expenses of the underlying funds reflect current expenses of the Class R-6 shares of the underlying funds.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund” in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes. During the start-up period (but for not less than 12 months), the adviser has agreed to reimburse certain of such expenses for each fund to the extent they exceed, in the aggregate, .06% of a fund’s net assets. The expenses subject to this arrangement are those related to custody, legal, directors, audit, postage, shareholder reports and registration.

Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. In addition, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

American Funds College Target Date Series / Prospectus 55

Financial highlights

The Financial Highlights tables are intended to help you understand the fund’s results. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights tables has been audited by Deloitte & Touche LLP, whose current reports, along with the fund’s financial statements, are included in the statement of additional information for the fund, which is available upon request.

American Funds College 2030 Fund

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reim- bursements/ waivers[4]	Ratio of expenses to average net assets after reim- bursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2013	$ 9.79	$.18	$2.07	$2.25	$(.08)	$11.96	23.14%	$109,785.49%		.39%	.80%	1.59%
10/31/2012[6,7]	10.00	—[8]	(.21)	(.21)	—	9.79	(2.10)	5,096.19		.08	.49	(.02)
Class 529-B:
10/31/2013	9.79	.09	2.07	2.16	(.06)	11.89	22.26	124	1.34	1.24	1.65	.80
10/31/2012[6,7]	10.00	(.01)	(.20)	(.21)	—	9.79	(2.10)	26.28		.19	.60	(.13)
Class 529-C:
10/31/2013	9.79	.08	2.07	2.15	(.07)	11.87	22.24	22,702	1.35	1.25	1.66	.75
10/31/2012[6,7]	10.00	(.01)	(.20)	(.21)	—	9.79	(2.10)	1,340.26		.17	.58	(.13)
Class 529-E:
10/31/2013	9.79	.14	2.08	2.22	(.08)	11.93	22.78	3,686.82		.72	1.13	1.25
10/31/2012[6,7]	10.00	(.01)	(.20)	(.21)	—	9.79	(2.10)	152.21		.10	.51	(.07)
Class 529-F-1:
10/31/2013	9.79	.20	2.07	2.27	(.08)	11.98	23.39	7,541.35		.25	.66	1.80
10/31/2012[6,7]	10.00	—[8]	(.21)	(.21)	—	9.79	(2.10)	39.17		.06	.47	.01

American Funds College Target Date Series / Prospectus 56

American Funds College 2027 Fund

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reim- bursements/ waivers[4]	Ratio of expenses to average net assets after reim- bursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net (loss) income to average net assets[3]
Class 529-A:
10/31/2013	$ 9.82	$.16	$1.75	$1.91	$(.09)	$11.64	19.58%	$124,245.52%		.42%	.82%	1.51%
10/31/2012[6,7]	10.00	—[8]	(.18)	(.18)	—	9.82	(1.80)	10,910.14		.08	.49	.01
Class 529-B:
10/31/2013	9.82	.08	1.72	1.80	(.07)	11.55	18.59	820	1.35	1.24	1.64	.73
10/31/2012[6,7]	10.00	—[8]	(.18)	(.18)	—	9.82	(1.80)	86.23		.17	.58	(.04)
Class 529-C:
10/31/2013	9.82	.07	1.74	1.81	(.08)	11.55	18.53	29,510	1.35	1.25	1.65	.69
10/31/2012[6,7]	10.00	(.01)	(.17)	(.18)	—	9.82	(1.80)	2,721.23		.17	.58	(.09)
Class 529-E:
10/31/2013	9.82	.13	1.74	1.87	(.08)	11.61	19.24	4,311.82		.72	1.12	1.15
10/31/2012[6,7]	10.00	—[8]	(.18)	(.18)	—	9.82	(1.80)	198.19		.10	.51	(.02)
Class 529-F-1:
10/31/2013	9.83	.18	1.74	1.92	(.09)	11.66	19.70	8,846.35		.25	.65	1.66
10/31/2012[6,7]	10.00	—[8]	(.17)	(.17)	—	9.83	(1.70)	136.11		.05	.46	.01

American Funds College Target Date Series / Prospectus 57

American Funds College 2024 Fund

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reim- bursements/ waivers[4]	Ratio of expenses to average net assets after reim- bursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net (loss) income to average net assets[3]
Class 529-A:
10/31/2013	$9.88	$.18	$1.31	$1.49	$(.08)	$11.29	15.28%	$168,000.53%		.43%	.81%	1.72%
10/31/2012[6,7]	10.00	.01	(.13)	(.12)	—	9.88	(1.20)	15,653.13		.08	.46	.07
Class 529-B:
10/31/2013	9.87	.10	1.30	1.40	(.07)	11.20	14.34	2,834	1.34	1.24	1.62	.92
10/31/2012[6,7]	10.00	—[8]	(.13)	(.13)	—	9.87	(1.30)	306.23		.18	.56	(.04)
Class 529-C:
10/31/2013	9.87	.09	1.31	1.40	(.07)	11.20	14.25	38,991	1.35	1.24	1.62	.89
10/31/2012[6,7]	10.00	—[8]	(.13)	(.13)	—	9.87	(1.30)	3,645.22		.17	.55	(.02)
Class 529-E:
10/31/2013	9.87	.15	1.31	1.46	(.07)	11.26	14.94	8,248.82		.72	1.10	1.42
10/31/2012[6,7]	10.00	—[8]	(.13)	(.13)	—	9.87	(1.30)	557.15		.10	.48	.03
Class 529-F-1:
10/31/2013	9.88	.20	1.31	1.51	(.08)	11.31	15.41	11,950.35		.25	.63	1.91
10/31/2012[6,7]	10.00	.01	(.13)	(.12)	—	9.88	(1.20)	425.11		.05	.43	.06

American Funds College Target Date Series / Prospectus 58

American Funds College 2021 Fund

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reim- bursements/ waivers[4]	Ratio of expenses to average net assets after reim- bursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net (loss) income to average net assets[3]
Class 529-A:
10/31/2013	$9.93	$.19	$.93	$1.12	$(.06)	$10.99	11.40%	$198,086.56%		.45%	.81%	1.83%
10/31/2012[6,7]	10.00	.01	(.08)	(.07)	—	9.93	(.70)	21,221.12		.08	.46	.12
Class 529-B:
10/31/2013	9.92	.11	.93	1.04	(.05)	10.91	10.53	2,773	1.34	1.24	1.60	1.04
10/31/2012[6,7]	10.00	—[8]	(.08)	(.08)	—	9.92	(.80)	480.22		.18	.56	.02
Class 529-C:
10/31/2013	9.93	.11	.91	1.02	(.05)	10.90	10.37	53,217	1.35	1.24	1.60	1.04
10/31/2012[6,7]	10.00	—[8]	(.07)	(.07)	—	9.93	(.70)	5,774.21		.17	.55	.03
Class 529-E:
10/31/2013	9.93	.16	.93	1.09	(.06)	10.96	11.06	9,364.82		.71	1.07	1.56
10/31/2012[6,7]	10.00	.01	(.08)	(.07)	—	9.93	(.70)	862.15		.10	.48	.10
Class 529-F-1:
10/31/2013	9.94	.22	.92	1.14	(.07)	11.01	11.53	14,106.35		.24	.60	2.05
10/31/2012[6,7]	10.00	.01	(.07)	(.06)	—	9.94	(.60)	349.10		.05	.43	.11

American Funds College Target Date Series / Prospectus 59

American Funds College 2018 Fund

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reim- bursements/ waivers[4]	Ratio of expenses to average net assets after reim- bursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net (loss) income to average net assets[3]
Class 529-A:
10/31/2013	$9.98	$.20	$.53	$.73	$(.06)	$10.65	7.33%	$191,677.57%		.47%	.76%	1.91%
10/31/2012[6,7]	10.00	.01	(.03)	(.02)	—	9.98	(.20)	22,528.13		.08	.38	.10
Class 529-B:
10/31/2013	9.97	.12	.52	.64	(.04)	10.57	6.46	2,959	1.34	1.24	1.53	1.13
10/31/2012[6,7]	10.00	—[8]	(.03)	(.03)	—	9.97	(.30)	523.22		.18	.48	.02
Class 529-C:
10/31/2013	9.97	.12	.53	.65	(.05)	10.57	6.53	71,910	1.35	1.24	1.53	1.14
10/31/2012[6,7]	10.00	—[8]	(.03)	(.03)	—	9.97	(.30)	6,126.22		.17	.47	—[9]
Class 529-E:
10/31/2013	9.98	.17	.52	.69	(.05)	10.62	6.98	9,003.82		.72	1.01	1.62
10/31/2012[6,7]	10.00	.01	(.03)	(.02)	—	9.98	(.20)	1,723.14		.10	.40	.05
Class 529-F-1:
10/31/2013	9.98	.22	.53	.75	(.06)	10.67	7.56	15,991.35		.24	.53	2.15
10/31/2012[6,7]	10.00	.01	(.03)	(.02)	—	9.98	(.20)	1,311.10		.05	.35	.10

American Funds College Target Date Series / Prospectus 60

American Funds College 2015 Fund

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reim- bursements/ waivers[4]	Ratio of expenses to average net assets after reim- bursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net (loss) income to average net assets[3]
Class 529-A:
10/31/2013	$10.02	$.14	$(.04)	$.10	$(.05)	$10.07	.96%	$115,560.58%		.48%	.76%	1.43%
10/31/2012[6,7]	10.00	.01	.01	.02	—	10.02	.20	18,273.13		.08	.38	.12
Class 529-B:
10/31/2013	10.01	.06	(.04)	.02	(.03)	10.00	.24	2,426	1.35	1.24	1.52	.65
10/31/2012[6,7]	10.00	—[8]	.01	.01	—	10.01	.10	375.22		.18	.48	.03
Class 529-C:
10/31/2013	10.01	.06	(.03)	.03	(.04)	10.00	.26	56,327	1.35	1.25	1.53	.65
10/31/2012[6,7]	10.00	—[8]	.01	.01	—	10.01	.10	6,828.21		.17	.47	.03
Class 529-E:
10/31/2013	10.02	.12	(.05)	.07	(.04)	10.05	.82	8,203.82		.72	1.00	1.19
10/31/2012[6,7]	10.00	.01	.01	.02	—	10.02	.20	1,037.14		.10	.40	.10
Class 529-F-1:
10/31/2013	10.02	.17	(.05)	.12	(.05)	10.09	1.19	12,725.35		.25	.53	1.66
10/31/2012[6,7]	10.00	.01	.01	.02	—	10.02	.20	1,174.11		.05	.35	.15

American Funds College Target Date Series / Prospectus 61

American Funds College Enrollment Fund

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reim- bursements/ waivers[4]	Ratio of expenses to average net assets after reim- bursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net (loss) income to average net assets[3]
Class 529-A:
10/31/2013	$10.01	$.07	$(.14)	$(.07)	$(.03)	$9.91	(.67)%	$37,830.62%		.51%	.82%	.70%
10/31/2012[6,7]	10.00	.01	—[8]	.01	—	10.01	.10	6,373.15		.08	.41	.09
Class 529-B:
10/31/2013	10.00	—[8]	(.13)	(.13)	(.02)	9.85	(1.32)	508	1.37	1.26	1.57	(.04)
10/31/2012[6,7]	10.00	—[8]	—[8]	—[8]	—	10.00	—[9]	118.26		.18	.51	(.02)
Class 529-C:
10/31/2013	10.00	—[8]	(.13)	(.13)	(.02)	9.85	(1.28)	20,070	1.37	1.26	1.57	(.04)
10/31/2012[6,7]	10.00	—[8]	—[8]	—[8]	—	10.00	—[9]	3,661.23		.17	.50	—[9]
Class 529-E:
10/31/2013	10.01	.05	(.13)	(.08)	(.03)	9.90	(.74)	2,704.84		.73	1.04	.48
10/31/2012[6,7]	10.00	.01	—[8]	.01	—	10.01	.10	639.16		.10	.43	.07
Class 529-F-1:
10/31/2013	10.01	.09	(.12)	(.03)	(.04)	9.94	(.34)	5,841.37		.27	.58	.95
10/31/2012[6,7]	10.00	.01	—[8]	.01	—	10.01	.10	849.12		.05	.38	.12

	Year ended October 31	Period ended October 31
	2013	2012[6,7]
Portfolio turnover rate for all share classes
College 2030 Fund	—%[10]	—%[10]
College 2027 Fund	—[10]	—[10]
College 2024 Fund	—[10]	—[10]
College 2021 Fund	—[10]	—[10]
College 2018 Fund	—[10]	—[10]
College 2015 Fund	1	—[10]
College Enrollment Fund	8	—[10]
[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the periods shown, Capital Research and Management Company reduced fees for investment advisory services and reimbursed other fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the period presented.
[6]	Based on operations for the periods shown, and, accordingly, is not representative of a full year.
[7]	For the period September 14, 2012, commencement of operations, through October 31, 2012.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount is either less than 1% or there is no turnover.
American Funds College Target Date Series / Prospectus 62

For shareholder services	American Funds Service Company 800/421-4225
For 529 plans	American Funds Service Company 800/421-4225, ext. 529
For dealer services	American Funds Distributors 800/421-9900
For 24-hour information	American FundsLine 800/325-3590 americanfunds.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the series, including the series’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the series, the series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the series. You may also occasionally receive proxy statements for the series. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (866) 421-2166 or write to the secretary of the series at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC)  Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-800-0114P Litho in USA CGD/UNL/10224	Investment Company File No. 811-22692

American Funds College Target Date Series®

Part B
Statement of Additional Information

January 1, 2014

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds College Target Date Series (the “series”) dated January 1, 2014. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the series at the following address:

American Funds College Target Date Series
Attention: Secretary

6455 Irvine Center Drive
Irvine, California 92618

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College 2030 Fund®	CTHAX	CTHBX	CTYCX	CTHEX	CTHFX
American Funds College 2027 Fund®	CSTAX	CTSBX	CTSCX	CTSEX	CTSFX
American Funds College 2024 Fund®	CFTAX	CCFBX	CTFCX	CTFEX	CTFFX
American Funds College 2021 Fund®	CTOAX	CTOBX	CTOCX	CTOEX	CTOFX
American Funds College 2018 Fund®	CNEAX	CNEBX	CNECX	CNEEX	CNEFX
American Funds College 2015 Fund®	CFFAX	CFIBX	CFFCX	CFIEX	CFIFX
American Funds College Enrollment FundSM	CENAX	CENBX	CENCX	CENEX	CENFX

American Funds College Target Date Series - Page 1

Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” which provides information about the series and the underlying funds.

Investment techniques relating to the funds in the series — In addition to its investments in the underlying funds, a portion of each fund’s assets, which will normally be less than 20%, may be held in cash or cash equivalents, including but not limited to obligations of banks, such as time deposits, or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

Each fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements. There is no limit on the extent to which each fund may take temporary defensive measures. In taking such measures, each fund may fail to achieve its investment objective.

Investment techniques relating to the underlying funds — Because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to your fund to the extent it is invested in an underlying fund that engages in such a strategy. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in the fund’s prospectus or the “Fund policies” section of this SAI, or by applicable law, each fund in the series may invest in underlying funds which engage in each of the practices described below.

The underlying funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Equity securities — An underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by an underlying fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect an underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Debt securities — An underlying fund may invest in debt securities. Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount

American Funds College Target Date Series - Page 2

from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — An underlying fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Warrants and rights — An underlying fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Investing in smaller capitalization stocks — An underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $4.0 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended

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period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Investing in private companies — An underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer an underlying fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries. An underlying fund may invest in securities of issuers in developing and emerging market countries only to a limited extent.

Additional costs could be incurred in connection with an underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the underlying fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Certain risk factors related to developing and emerging countries

Currency fluctuations — An underlying fund’s investments may be valued in currencies other than the U.S. dollar. Certain developing and emerging countries’ currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s securities holdings would generally depreciate and vice versa. Consistent with its investment objective,

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an underlying fund can engage in certain currency transactions to hedge against currency fluctuations. See “Currency Transactions” below.

Government regulation — The political, economic and social structures of certain developing and emerging countries may be more volatile and less developed than those in the United States. Certain developing and emerging countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While an underlying fund will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the underlying fund due to foreign shareholders already holding the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing and emerging countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing and emerging country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund’s investments.

Less developed securities markets — Developing countries may have less well-developed securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings of an underlying fund difficult or impossible at times.

Settlement risks — Settlement systems in developing and emerging countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the underlying fund to suffer a loss. An underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing and emerging countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

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Investor information — An underlying fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends and capital gains received by non-residents varies among developing and emerging countries and, in some cases, is comparatively high. In addition, developing and emerging countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that an underlying fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — An underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by an underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policy, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the

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FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Government support for short-term debt instruments — Various agencies and instrumentalities of the U.S. government and governments of other countries have implemented programs that support short-term debt instruments, including commercial paper, in an attempt to sustain liquidity in the markets for these securities. Entities issuing obligations supported by these programs in which the fund invests must be on an approved list that is monitored on a regular basis. The U.S. government or other entities implementing these programs may discontinue these programs, change the terms of the programs or adopt new programs at their discretion.

Pass-through securities —An underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

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Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities. The fund’s current practice is to invest primarily in ARMS issued by U.S. government sponsored entities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate

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markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Interest rate swaps — The fund may enter into interest rate swaps in order to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other rate changes based on changes in a designated interest rate benchmark such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Currency transactions — An underlying fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). An underlying fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

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Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, an underlying fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. An underlying fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the underlying fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the underlying fund’s investment adviser. For example, if the underlying fund’s investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, a fund may incur a loss. The underlying fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission (“SEC”).

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the underlying fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by an underlying fund.

An underlying fund may attempt to accomplish objectives similar to those involved in its use of forward currency contracts by purchasing put or call options on currencies. A put option gives the fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. An underlying fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the fund anticipates purchasing securities. Currency options may be either listed on an exchange or traded over-the-counter (“OTC options”). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Such underlying fund does not intend to purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a

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clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Forward commitment, when issued and delayed delivery transactions — An underlying fund may enter into commitments to purchase or sell securities at a future date. When an underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

An underlying fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund's aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund's portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. An underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

Certain underlying funds may also enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The underlying fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The underlying fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The underlying fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the underlying fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and must be within industry-accepted “good delivery” standards.

Repurchase agreements — An underlying fund may enter into repurchase agreements under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit an underlying fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the underlying fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. An underlying fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with

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selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the underlying fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

An underlying fund may also enter into reverse repurchase agreements and “roll” transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A “roll” transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. An underlying fund assumes the risk of price and yield fluctuations during the time of the commitment. Such fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under “roll” transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

Inflation-indexed bonds — An underlying fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Maturity — The maturity of a debt instrument is normally its ultimate maturity date unless it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid. The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of an underlying fund’s portfolio accordingly. Keeping in mind the underlying fund’s objective, the investment adviser may increase the underlying fund’s exposure to price volatility when it appears likely to increase current income without undue risk of capital losses. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the underlying fund. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Reinsurance related notes and bonds — An underlying fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, an underlying fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance

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company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

Variable and floating rate obligations — The interest rates payable on certain securities in which an underlying fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Lower rated debt securities — Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the underlying fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, an underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely an underlying fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of an underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Depositary receipts — ADRs, in registered form, are designed for use in the U.S. securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the European and the U.S. securities markets, and may be dollar denominated. Depositary receipts represent and may be converted into the underlying foreign security.

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Options on U.S. Treasury Securities – An underlying fund may purchase put and call options on U.S. Treasury securities (“Treasury securities”). A put (call) option gives the underlying fund as purchaser of the option the right (but not the obligation) to sell (buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call) option on Treasury securities generally increases (decreases) with an increase (decrease) in prevailing interest rates. Accordingly, the underlying fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter (“OTC options”). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Loan assignments and participations — An underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the underlying fund is committed to advance additional funds, the underlying fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the underlying fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s

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ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

An underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the underlying fund purchases assignments it acquires direct contractual rights against the borrower on the loan. An underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by an underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. An underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, an underlying fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for an underlying fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that an underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, an underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Real estate investment trusts — An underlying fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs

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own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Cash and cash equivalents — An underlying fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less. Cash and cash equivalents may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units.

4(2) commercial paper — An underlying fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the underlying fund’s board of trustees.

Restricted or illiquid securities — An underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the underlying fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the underlying fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. An underlying fund may incur certain additional costs in disposing of illiquid securities.

Investments in registered open-end investment companies and unit investment trusts — An underlying fund may not acquire securities of open-end investment companies or investment unit trusts registered under the Investment Company Act of 1940 in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made.

The fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year. See “Financial Highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years where available.

	Fiscal year	Portfolio turnover rate
American Funds College 2030 Fund	2013	—%*
	2012	—*
American Funds College 2027 Fund	2013	—*
	2012	—*
American Funds College 2024 Fund	2013	—*
	2012	—*
American Funds College 2021 Fund	2013	—*
	2012	—*
American Funds College 2018 Fund	2013	—*
	2012	—*
American Funds College 2015 Fund	2013	1
	2012	—*
American Funds College Enrollment Fund	2013	8
	2012	—*
*	Amount is either less than 1% or there is no turnover.
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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on each fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing a fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The series has adopted the following policies with respect to each fund, which may not be changed without approval by holders of a majority of the fund’s outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, such fund’s investments would be concentrated in any particular industry.

2. A fund may not invest in companies for the purpose of exercising control or management.

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Additional information about each fund’s policies — The information below is not part of the funds’ fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the funds. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, each fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, each fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent a fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of such fund’s commitment, such agreement or transaction will not be considered a senior security by such fund.

For purposes of fundamental policy 1c, the policy will not apply to a fund to the extent such fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, each fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the funds’ purchase of debt obligations.

For purposes of fundamental policy 1f, each fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto. Each fund may, however, invest substantially all of its assets in one or more investment companies managed by Capital Research and Management Company.

Each fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof. Each fund will comply with current 1940 Act and SEC guidance regarding investments in illiquid securities, which generally limits such holdings to no more than 15% of a fund’s net assets.

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Management of the series

Board of trustees and officers

“Independent” trustees1

The series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the series’ registration statement.

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Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 68 Trustee (2012)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 66 Trustee (2012)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	69	Quiksilver, Inc.	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Leonard R. Fuller, 67 Trustee (2012)	President and CEO, Fuller Consulting (financial management consulting firm)	69	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.
R. Clark Hooper, 67 Chairman of the Board (Independent and Non-Executive) (2012)	Private investor	71	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
American Funds College Target Date Series - Page 21

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Merit E. Janow, 55 Trustee (2012)	Dean and Professor, Columbia University, School of International and Public Affairs	68	The NASDAQ Stock Market LLC; Trimble Navigation Limited

•    Service with Office of the U.S. Trade Representative and U.S. Department of Justice

•    Corporate board experience

•    Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•    Experience as corporate lawyer

•    J.D.

Laurel B. Mitchell, Ph.D., 58 Trustee (2012)	Clinical Professor and Director, Accounting Program, University of Redlands	65	None

•    Assistant professor, accounting

•    Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

•    Experience in corporate management and public accounting

•    Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•    Ph.D., accounting

•    Formerly licensed as C.P.A.

Frank M. Sanchez, 70 Trustee (2012)	Principal, The Sanchez Family Corporation dba McDonald's Restaurants (McDonald's licensee)	65	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance
American Funds College Target Date Series - Page 22

Name, age and position with series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 56 Trustee (2012)	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	Former director of Apollo Group (until 2013)

•    Former Assistant to the President for Domestic Policy, The White House

•    Former senior advisor to the Governor of Texas

•    Service on advisory and trustee boards for charitable and nonprofit organizations

Steadman Upham, Ph.D., 64 Trustee (2012)	President and University Professor, The University of Tulsa	68	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

American Funds College Target Date Series - Page 23

“Interested” trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the series’ service providers also permits them to make a significant contribution to the series’ board.

Name, age and position with series (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the series	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years
Bradley J. Vogt, 48 Vice Chairman of the Board (2012)	Director, Capital Research and Management Company; Chairman and Director, Capital Research Company*; Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, American Funds Distributors, Inc.*	15	None

Other officers5

Name, age and position with series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the series
Walter R. Burkley, 47 President (2012)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company*
Gregory W. Wendt, 52 Executive Vice President (2012)	Senior Vice President – Capital Research Global Investors, Capital Research Company*
Alan N. Berro, 53 Senior Vice President (2012)	Senior Vice President – Capital World Investors, Capital Research and Management Company
James B. Lovelace, 57 Senior Vice President (2012)	Senior Vice President – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 47 Senior Vice President (2012)	Senior Vice President – Capital Fixed Income Investors, Capital Research Company*; Senior Vice President – Capital Fixed Income Investors, Capital International Research, Inc.*; Vice President, Capital Strategy Research, Inc.*; Senior Vice President – Capital Fixed Income Investors, Capital Bank and Trust Company*
John H. Smet, 57 Senior Vice President (2012)	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 46 Senior Vice President (2012)	Senior Vice President – Capital World Investors, Capital Research Company*; Senior Vice President – Capital World Investors, Capital Bank and Trust Company*; Director, American Funds Distributors, Inc.*; Director, Capital Strategy Research, Inc.*; Director, The Capital Group Companies, Inc.*
American Funds College Target Date Series - Page 24

Name, age and position with series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the series
Maria T. Manotok, 39 Vice President (2012)	Vice President and Associate Counsel – Fund Business Management Group, Capital Research and Management Company; Vice President and Associate Counsel, Capital Group Companies Global*
Steven I. Koszalka, 49 Secretary (2012)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 42 Treasurer (2012)	Vice President - Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 45 Assistant Treasurer (2012)	Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 62 Assistant Treasurer (2012)	Vice President – Fund Business Management Group, Capital Research and Management Company
*	Company affiliated with Capital Research and Management Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the series within the meaning of the 1940 Act.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.
[4]	“Interested persons” of the series within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[5]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2012:

Name	Dollar range[1] of fund shares owned[2] in series	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	None	Over $100,000	N/A	$1 – $10,000
James G. Ellis	None	Over $100,000	N/A	N/A
Leonard R. Fuller	None	Over $100,000	N/A	Over $100,000
R. Clark Hooper	$1 – $10,000	Over $100,000	N/A	Over $100,000
Merit E. Janow	None	Over $100,000	N/A	N/A
Laurel B. Mitchell	None	$50,001 – $100,000	N/A	$10,001 – $50,000
Frank M. Sanchez	None	$10,001 – $50,000	N/A	N/A
Margaret Spellings	None	Over $100,000	N/A	$10,001 – $50,000
Steadman Upham	None	Over $100,000	N/A	Over $100,000

Name	Dollar range[1] of fund shares owned[2] in series	Aggregate dollar range[1] of shares owned[2] in all funds in the American Funds family overseen by trustee
“Interested” trustees
Bradley J. Vogt	Over $100,000	Over $100,000
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	N/A indicates that the listed individual, as of December 31, 2012, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.
[3]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.
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Trustee compensation — No compensation is paid by the series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the series” section in this statement of additional information, all other officers and trustees of the series are directors, officers or employees of the investment adviser or its affiliates. The boards of the series and other funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The series typically pays each independent trustee an annual fee, which ranges from $300 to $800, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the series generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the series. The series also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended October 31, 2013:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault	$266	$339,523
James G. Ellis	191	324,821
Leonard R. Fuller[2]	229	369,697
R. Clark Hooper	278	519,131
Merit E. Janow	190	345,890
Laurel B. Mitchell[2]	293	281,326
Frank M. Sanchez	264	257,820
Margaret Spellings[2]	186	297,765
Steadman Upham[2]	199	263,890
[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the series in 2012. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended October 31, 2013 does not include earnings on amounts deferred in previous fiscal years.
[2]	Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the series (plus earnings thereon) through the end of the 2013 fiscal year for participating trustees is as follows: Leonard R. Fuller ($33), Laurel B. Mitchell ($28), Margaret Spellings ($46) and Steadman Upham ($190). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the series until paid to the trustees.

As of December 1, 2013, the officers and trustees of the series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the series.

Series organization and the board of trustees — The series, an open-end, diversified management investment company, was organized as a Delaware statutory trust on April 12, 2012. All series operations are supervised by the series' board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the series.

The series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the series will be allocated among the funds in proportion to the total net assets of each fund.

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Each fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the series’ rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s shares, the Virginia College Savings PlanSM will vote any proxies relating to the fund’s shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The series’ declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Certain trustees and officers of the series may also serve in similar positions with some of the underlying funds. Thus, if the interests of one of the funds in the series and the underlying funds were ever to diverge, it is possible that an issue could arise and affect how the trustees and officers fulfill their fiduciary duties to that fund. The series has been structured to minimize these concerns. However, conceivably, a situation could occur where proper action for one of the funds in the series could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the trustees and officers of the affected funds and Capital Research and Management Company will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential issue.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the series will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for series management and independent counsel to the series.

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Risk oversight — Day-to-day management of the series, including risk management, is the responsibility of the series’ contractual service providers, including the series’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the series’ operations, including the processes and associated risks relating to the series’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the series’ investments and trading. The board also receives compliance reports from the series’ and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the series’ board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The series has an audit committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, Laurel B. Mitchell, Frank M. Sanchez and Steadman Upham, none of whom is an “interested person” of the series within the meaning of the 1940 Act. The committee provides oversight regarding the series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the series’ principal service providers. The committee acts as a liaison between the series’ independent registered public accounting firm and the full board of trustees. The audit committee held six meetings during the 2013 fiscal year.

The series has a contracts committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham, none of whom is an “interested person” of the series within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2013 fiscal year.

The series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, Leonard R. Fuller, R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez and Margaret Spellings, none of whom is an “interested person” of the series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the series, addressed to the series’

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secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2013 fiscal year.

Proxy voting procedures and principles — The series’ investment adviser, in consultation with the series’ board, has adopted Proxy Voting Procedures and Principles for American Funds College Target Date Series (the “Principles”) with respect to voting proxies of securities held by the funds. The American Funds College Target Date Series and its investment adviser, Capital Research and Management Company, are committed to acting in the best interests of the shareholders of each fund in the series. Each fund in the series will principally invest in other American Funds. If an underlying fund has a shareholder meeting, a fund will vote its shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund. In the unlikely event that a fund should have to vote a proxy that is not a proxy of an underlying fund, the fund will vote in accordance with the Principles adopted by the underlying funds. For information on the proxy voting procedures and Principles for each of the underlying funds, please see the statement of additional information for each underlying fund.

Information regarding how the series and each underlying fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website at americanfunds.com and (c) on the SEC’s website at sec.gov. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on December 1, 2013. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

American Funds College 2030 Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class 529-A Class 529-B	16.78% 19.48
VCSP/CollegeAmerica Individual Investor Southington, CT	Record Beneficial	Class 529-B	19.96
VCSP/CollegeAmerica Individual Investor San Rafael, CA	Record Beneficial	Class 529-B	9.94
VCSP/CollegeAmerica Individual Investor Commerce Township, MI	Record Beneficial	Class 529-B	9.92
Pershing, LLC Custody Account Jersey City, NJ	Record	Class529- B	8.35
VCSP/CollegeAmerica Individual Investor Miami, FL	Record Beneficial	Class 529-B	7.32
VCSP/CollegeAmerica Individual Investor Milford, MI	Record Beneficial	Class 529-B	6.77
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Name and address	Ownership	Ownership percentage
VCSP/CollegeAmerica Individual Investor Sarver, PA	Record Beneficial	Class 529-B	5.28
VCSP/CollegeAmerica Individual Investor Alpharetta, GA	Record Beneficial	Class 529-F-1	5.06
VCSP/CollegeAmerica Individual Investor Darien, CT	Record Beneficial	Class 529-E	7.73
VCSP/CollegeAmerica Individual Investor Charlotte, NC	Record Beneficial	Class 529-E	6.42

American Funds College 2027 Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class 529-A Class 529-B	18.60% 21.18
VCSP/CollegeAmerica Individual Investor New York, NY	Record Beneficial	Class 529-B	10.92
VCSP/CollegeAmerica Individual Investor McKees Rocks, PA	Record Beneficial	Class 529-B	5.89
VCSP/CollegeAmerica Individual Investor Arlington, VA	Record Beneficial	Class 529-E	7.64

American Funds College 2024 Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class 529-A Class 529-B	18.41% 13.14
VCSP/CollegeAmerica Individual Investor San Mateo, CA	Record Beneficial	Class 529-E	5.33

American Funds College 2021 Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class 529-A Class 529-B	17.45% 12.39
Pershing, LLC Custody Account Jersey City, NJ	Record	Class 529-F-1	9.53

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American Funds College 2018 Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class 529-A Class 529-B	17.30% 9.39
Pershing, LLC Custody Account Jersey City, NJ	Record	Class529- F-1	7.77
VCSP/CollegeAmerica Individual Investor Dansville, NY	Record Beneficial	Class 529-E	7.22

American Funds College 2015 Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class 529-A Class 529-B Class 529-C	17.34% 13.01 5.79
Pershing, LLC Custody Account Jersey City, NJ	Record	Class529- F-1	9.00

American Funds College Enrollment Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class 529-A Class 529-B Class 529-C	20.00% 12.05 5.62
VCSP/CollegeAmerica Individual Investor Burkesville, KY	Record Beneficial	Class 529-B	12.45
VCSP/CollegeAmerica Individual Investor Reston, VA	Record Beneficial	Class 529-B	6.70
Pershing, LLC Custody Account Jersey City, NJ	Record	Class529- F-1	5.14
VCSP/CollegeAmerica Individual Investor Wexford, PA	Record Beneficial	Class 529-E	8.73
VCSP/CollegeAmerica Individual Investor Miami, FL	Record Beneficial	Class 529-E	7.19
VCSP/CollegeAmerica Individual Investor Falmouth, ME	Record Beneficial	Class 529-E	5.01

Unless otherwise noted, references in this statement of additional information to Class 529 shares refer to all 529 share classes.

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Investment adviser — Capital Research and Management Company, the series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The series is operated by the investment adviser, which has claimed an exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act (the “CEA”) with respect to the series and, therefore, is not subject to registration or regulation as such under the CEA with respect to the series.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — The series is managed by a Portfolio Oversight Committee consisting of investment professionals employed by Capital Research and Management Company. The investment professionals serving on the Portfolio Oversight Committee are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying funds in which the series invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service on the Portfolio Oversight Committee. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Investment professional fund holdings and other managed accounts — As described below, investment professionals may personally own shares of the funds. In addition, investment professionals may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

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The following table reflects information as of October 31, 2013:

Investment professional	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which investment professional manages (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) that investment professional manages (assets of PIVs in billions)[3]		Number of other accounts that investment professional manages (assets of other accounts in billions)[4]
Bradley J. Vogt	$500,001 – $1,000,000	4	$247.8	None		None
Alan N. Berro	None[5]	10	$176.8	None		None
James B. Lovelace	None[5]	6	$218.6	None		None
Wesley K.-S. Phoa	$100,001 – $500,000	7	$64.2	2	$0.27	5	$3.14
John H. Smet	$100,001 – $500,000	6	$217.6	None		None
Andrew B. Suzman	None[5]	6	$240.3	1	$0.19	None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates fund(s) where the investment professional also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
[3]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
[4]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of investment professionals and their families are not reflected.
[5]	Tax considerations for the investment professional may influence the investment professional’s decision to own shares of the fund.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the series and the investment adviser will continue in effect until December 31, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the series for its acts or omissions in the performance of its obligations to the series not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the series’ board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

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In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the series’ executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the series’ offices. The series will pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the series’ plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the series; and costs of assembling and storing shareholder account data.

As described in the prospectus, the investment adviser is currently waiving its annual management fee of .10% of average daily net assets. It is expected that the waiver, which can only be modified or terminated with the approval of the series’ board of trustees, will be in effect at least through December 31, 2014.

For the fiscal years ended October 31, 2013 and 2012, the investment adviser was entitled to receive from the fund management fees of $75,000 and $349 for American Funds College 2030 Fund, $94,000 and $1,000 for American Funds College 2027 Fund, $134,000 and $1,000 for American Funds College 2024 Fund, $167,000 and $2,000 for American Funds College 2021 Fund, $180,000 and $2,000 for American Funds College 2018 Fund, $135,000 and $2,000 for American Funds College 2015 Fund and $50,000 and $1,000 for American Funds College Enrollment Fund, respectively.

Since each fund pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of a fund's operating expenses and also, indirectly, the operating expenses of the underlying funds in which the fund invests.

The following table provides the annual advisory fee rates for each of the potential underlying funds excluding any waivers or reimbursements during each fund’s most recently completed fiscal year.

Underlying American Funds	Annual fee rate
AMCAP Fund	0.32%
American Funds Mortgage Fund	0.23
The Growth Fund of America	0.28
The New Economy Fund	0.41
EuroPacific Growth Fund	0.42
New Perspective Fund	0.39
New World Fund	0.56
SMALLCAP World Fund	0.64
American Mutual Fund	0.25
Capital World Growth and Income Fund	0.38
Fundamental Investors	0.25
International Growth and Income Fund	0.51
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Underlying American Funds	Annual fee rate
The Investment Company of America	0.24
Washington Mutual Investors Fund	0.24*
American Balanced Fund	0.24
American Funds Global Balanced Fund	0.52
Capital Income Builder	0.25
The Income Fund of America	0.23
American High-Income Trust	0.30
The Bond Fund of America	0.19
Capital World Bond Fund	0.44
Intermediate Bond Fund of America	0.21
Short-Term Bond Fund of America	0.29
U.S. Government Securities Fund	0.19
American Funds Short-Term Tax-Exempt Bond Fund	0.37
American High-Income Municipal Bond Fund	0.32
Limited Term Tax-Exempt Bond Fund of America	0.24
Tax-Exempt Bond Fund of America	0.24
*	Includes fees for services provided by Washington Management Corporation.

The investment adviser is currently reimbursing a portion of the other expenses for two funds in the American Funds College Target Date Series: American Funds College 2021 Fund and American Funds College Enrollment Fund. It is expected that the reimbursement will be in effect at least through December 31, 2014. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Fees and expenses in the statement of operations are presented gross of any reimbursement from the investment adviser during the period. For the period ended October 31, 2013 the total other fees and expenses reimbursed by the investment adviser were:

Fund	Other Reimbursement
American Funds College 2030 Fund	$3,000
American Funds College 2027 Fund	5,000
American Funds College 2024 Fund	6,000
American Funds College 2021 Fund	7,000
American Funds College 2018 Fund	8,000
American Funds College 2015 Fund	7,000
American Funds College Enrollment Fund	4,000

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Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the series’ Class 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to series shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the series and the investment adviser relating to the series’ Class 529 shares. The Administrative Agreement will continue in effect until December 31, 2014, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the series’ board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The series may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). The funds are not assessed an administrative services fee for the administrative services provided to the series. However, the investment adviser receives an administrative services fee at the annual rate of .05% of the average daily net assets from the R-6 shares of the underlying funds.

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the series’ shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

•	For Class 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.
•	For Class 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class 529-F-1 and 529-E shares.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

Fund		Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
American Funds College 2030 Fund	Class 529-A	2013	$466,000	$2,004,000
		2012	20,000	89,000
	Class 529-C	2013	—	143,000
		2012	—	5,000
American Funds College 2027 Fund	Class 529-A	2013	342,000	1,465,000
		2012	18,000	74,000
	Class 529-C	2013	—	127,000
		2012	—	7,000
American Funds College 2024 Fund	Class 529-A	2013	362,000	1,531,000
		2012	21,000	88,000
	Class 529-C	2013	—	149,000
		2012	—	8,000
American Funds College 2021 Fund	Class 529-A	2013	359,000	1,479,000
		2012	21,000	88,000
	Class 529-C	2013	—	214,000
		2012	—	10,000
American Funds College 2018 Fund	Class 529-A	2013	268,000	1,101,000
		2012	16,000	66,000
	Class 529-C	2013	—	294,000
		2012	—	13,000
American Funds College 2015 Fund	Class 529-A	2013	92,000	375,000
		2012	6,000	28,000
	Class 529-C	2013	—	199,000
		2012	—	8,000
American Funds College Enrollment Fund	Class 529-A	2013	21,000	81,000
		2012	2,000	8,000
	Class 529-C	2013	—	63,000
		2012	—	5,000

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Plans of distribution — The series has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the series to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the series’ board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the series.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts estimated to be paid under the Plans, expressed as a percentage of each fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

Following is a brief description of the Plans:

Class 529-A — For Class 529-A shares, up to .25% of the series’ average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the Plan may be paid to the Principal Underwriter for distribution-related expenses. The series may annually expend up to .50% for Class 529-A shares under the Plan.

Distribution-related expenses for Class 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the series to exceed the annual expense limit. After 15 months, these commissions are not recoverable. As of October 31, 2012, unreimbursed expenses which remain subject to reimbursement under the Plan for Class 529-A shares totaled $661, or .01% of Class 529-A net assets for the College 2030 Fund, $2,000, or .01% of Class 529-A net assets for the College 2024 Fund, $94, or .00% of Class 529-A net assets for the College 2018 Fund, $1,000, or .01% of Class 529-A net assets for the College 2015 Fund and $4,000, or .06% of Class 529-A net assets for the College Enrollment Fund. College 2027 Fund and College 2021 Fund did not have unreimbursed expenses.

Class 529-B — The Plan for Class 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

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Other share classes (Class 529-C, 529-F-1 and 529-E) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the series’ average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class 529-C	0.25%	0.75%	1.00%
Class 529-E	0.25	0.25	0.75
Class 529- F-1	0.25	—	0.50

[1]	Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.
[2]	The series may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

During the 2013 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

Fund		12b-1 expenses	12b-1 unpaid liability outstanding
American Funds College 2030 Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	$ 74,000 1,000 120,000 8,000 —	$ 6,000 121 20,000 2,000 —
American Funds College 2027 Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	113,000 6,000 169,000 11,000 —	16,000 1,000 29,000 3,000 —
American Funds College 2024 Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	171,000 19,000 231,000 24,000 —	27,000 3,000 40,000 5,000 —
American Funds College 2021 Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	237,000 19,000 325,000 28,000 —	35,000 3,000 56,000 6,000 —
American Funds College 2018 Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	253,000 19,000 433,000 31,000 —	39,000 3,000 77,000 6,000 —
American Funds College Target Date Series - Page 41

Fund		12b-1 expenses	12b-1 unpaid liability outstanding
American Funds College 2015 Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	176,000 17,000 391,000 26,000 —	27,000 2,000 63,000 6,000 —
American Funds College Enrollment Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	67,000 4,000 156,000 10,000 —	10,000 473 24,000 2,000 —

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the series who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the series are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the series include quality shareholder services, savings to the series in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the series’ 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the funds or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia College Savings Plan — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, .09% on net assets between $30 billion and $60 billion, .08% on net assets between $60 billion and $90 billion, .07% on net assets between $90 billion and $120 billion, and .06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

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Other compensation to dealers — As of July 2013, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge Investment Research, Inc.

Cetera Financial Group

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Commonwealth Financial Network

D.A. Davidson & Co.

Edward Jones

H. Beck, Inc.

Hefren-Tillotson, Inc.

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

ING Financial Advisers, LLC

J. J. B. Hilliard, W. L. Lyons, LLC

Lincoln Network

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

LPL Group

LPL Financial LLC

Uvest Investment Services

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

Metlife Securities Inc.

New England Securities

Tower Square Securities, Inc.

Walnut Street Securities, Inc.

MML Investors Services, LLC

Morgan Stanley Smith Barney LLC

NFP Securities, Inc.

Northwestern Mutual Investment Services, LLC

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

PFS Investments Inc.

Raymond James Group

Morgan Keegan & Company, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services Inc.

RBC Capital Markets Corporation

Robert W. Baird & Co. Incorporated

Stifel, Nicolaus & Company, Incorporated

American Funds College Target Date Series - Page 43

The Advisor Group

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Transamerica Financial Advisors, Inc.

UBS Financial Services Inc.

Wells Fargo Network

First Clearing LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Investment Services Group

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors Private Client Group

American Funds College Target Date Series - Page 44

Execution of portfolio transactions

The series does not incur any brokerage commissions for purchasing shares of the underlying funds. However, the series may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities for the funds. Portfolio transactions for the series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying funds, please see the statement of additional information for each underlying fund.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

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Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the series or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to a fund in the series or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the series after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the series. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of each fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, each fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of each fund has a separately calculated net asset value (and share price).

As noted in the prospectus, the principal assets of the funds consist of investments in the underlying funds. These investments are reflected in the net assets of each fund on the day of the investment. All portfolio securities of the funds are valued, and the net asset values per share for each share class are determined, as indicated below.

Underlying funds are priced based on the net asset value of each underlying fund, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

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Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity are generally valued at prices obtained from one or more independent pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the underlying fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the series’ board. Subject to board oversight, each underlying fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the series’ investment adviser. The board receives periodic reports describing fair-valued securities and the valuation methods used.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Each fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, each fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing each fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should each fund fail to qualify under Subchapter M, each fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by each fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, each fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Each fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. Each fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

Dividends and capital gain distributions by each fund to a tax-deferred college savings account are not taxable currently.

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Class 529 shareholders should refer to the applicable program description for information on policies and services specifically relating to college savings accounts.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial adviser.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for employer-sponsored CollegeAmerica accounts.

Accounts that are funded with monies set by court decree may be established without meeting the initial purchase minimum.

In addition, the following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from 529 college savings plans or (c) required minimum distribution automatic exchanges; and
•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class 529-A shares of American Funds Money Market Fund may be made to

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Class 529-C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class 529-A shares of American Funds Money Market Fund to Class 529-C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class 529-F-1 shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Frequent trading of fund shares — As noted in the prospectus, all transactions in fund shares are subject to the series’ and American Funds Distributors’ right to restrict potentially abusive trading.

Other potentially abusive activity — American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class 529-B shares for Class 529-A shares — If you exchange Class 529-B shares for Class 529-A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class 529-B shares, but you will not be required to pay a Class 529-A sales charge. If, however, you exchange your Class 529-B shares for Class 529-A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class 529-A sales charges.

Exchanging Class 529-C shares for Class 529-A shares — If you exchange Class 529-C shares for Class 529-A shares, you are still responsible for paying any Class 529-C contingent deferred sales charges and applicable Class 529-A sales charges.

Exchanging Class 529-C shares for Class 529-F-1 shares — If you are part of a qualified fee-based program and you wish to exchange your Class 529-C shares for Class 529-F-1 shares to

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be held in the program, you are still responsible for paying any applicable Class 529-C contingent deferred sales charges.

Exchanging Class 529-F-1 shares for Class 529-A shares — You can exchange Class 529-F-1 shares held in a qualified fee-based program for Class 529-A shares without paying an initial Class 529-A sales charge if you are leaving or have left the fee-based program. You can exchange Class 529-F-1 shares received in a conversion from Class 529-C shares for Class 529-A shares at any time without paying an initial Class 529-A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class 529-F-1 shares, the foregoing requirements apply and you must purchase Class 529-A shares within 90 days after redeeming your Class 529-F-1 shares to receive the Class 529-A shares without paying an initial Class 529-A sales charge.

Exchanging Class 529-A shares for Class 529-F-1 shares — If you are part of a qualified fee-based program and you wish to exchange your Class 529-A shares for Class 529-F-1 shares to be held in the program, any Class 529-A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction.

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Sales charges

Class 529-A purchases

Purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class 529-A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities.);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities.);
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(6)	The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;
(7)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
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(8)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(9)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class 529-A sales charges. These transactions include death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class 529-A share purchases not subject to initial sales charges. These purchases consist of purchases, when combined with other American Funds investments, of $1 million or more. Commissions on such investments are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, .50% on amounts of at least $4 million but less than $10 million and .25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class 529-A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class 529-A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class 529-A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the appropriate number of shares held in escrow will be redeemed to pay the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

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Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

•	individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);
•	SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;
•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);
•	trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);
•	endowments or foundations established and controlled by you or your immediate family; or
•	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;
•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;
•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;
•	for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or
•	for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be

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aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases — As described in the prospectus, you may reduce your Class 529-A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class 529-A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your Class 529-A sales charge, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class 529-C shares if such combined holdings cause you to be eligible to purchase Class 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of Class 529-A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

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CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for redemptions through an automatic withdrawal plan (“AWP”) if they do not exceed 12% of the value of an account (defined below) annually (the “12% limit”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within CollegeAmerica.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class 529-A, 529-B or 529-C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are automatically reinvested in additional shares of the same class and fund at net asset value.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

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American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day); or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the series, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the series may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the series by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares — The series’ declaration of trust permits the series to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the series’ current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the series may from time to time adopt.

While payment of redemptions normally will be in cash, the series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders of one or more funds in the series.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolio, are held by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, as custodian. If the funds hold securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of each fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the series and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.

During the 2013 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties were:

Fund		Transfer agent fee
American Funds College 2030 Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	$71,000 71 14,000 1,000 4,000
American Funds College 2027 Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	88,000 1,000 20,000 2,000 5,000
American Funds College 2024 Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	123,000 2,000 27,000 4,000 8,000
American Funds College 2021 Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	152,000 2,000 38,000 5,000 9,000
American Funds College 2018 Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	153,000 2,000 50,000 5,000 11,000
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Fund		Transfer agent fee
American Funds College 2015 Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	106,000 2,000 46,000 5,000 9,000
American Funds College Enrollment Fund	Class 529-A Class 529-B Class 529-C Class 529-E Class 529-F-1	36,000 443 19,000 2,000 6,000

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the series and for independent trustees in their capacities as such. A determination with respect to the independence of the series’ counsel will be made at least annually by the independent trustees of the series, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The series’ fiscal year ends on October 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the series’ investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access each fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus.The series’ annual financial statements are audited by the series’ independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for each fund. In an effort to reduce the volume of mail shareholders receive from the series when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

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Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The series and Capital Research and Management Company and its affiliated companies, including the series’ Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

American Funds College 2030 Fund

Determination of net asset value, redemption price and maximum offering price per share for Class 529-A shares — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$11.96
Maximum offering price per share (100/95.75 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$12.49

American Funds College 2027 Fund

Determination of net asset value, redemption price and maximum offering price per share for Class 529-A shares — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$11.64
Maximum offering price per share (100/95.75 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$12.16

American Funds College 2024 Fund

Determination of net asset value, redemption price and maximum offering price per share for Class 529-A shares — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$11.29
Maximum offering price per share (100/95.75 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$11.79

American Funds College 2021 Fund

Determination of net asset value, redemption price and maximum offering price per share for Class 529-A shares — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.99
Maximum offering price per share (100/95.75 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$11.48

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American Funds College 2018 Fund

Determination of net asset value, redemption price and maximum offering price per share for Class 529-A shares — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.65
Maximum offering price per share (100/95.75 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$11.12

American Funds College 2015 Fund

Determination of net asset value, redemption price and maximum offering price per share for Class 529-A shares — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.07
Maximum offering price per share (100/95.75 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.52

American Funds College Enrollment Fund

Determination of net asset value, redemption price and maximum offering price per share for Class 529-A shares — October 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$ 9.91
Maximum offering price per share (100/95.75 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.16

Other information — The series reserves the right to modify the privileges described in this statement of additional information at any time.

The series’ financial statements, including the investment portfolio and the report of the series’ independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

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Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Global Balanced FundSM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental Investors®	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Bond funds
American Funds Mortgage Fund®	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income Trust®	021	221	321	421	621
The Bond Fund of America®	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of America®	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643
Short-Term Bond Fund of America®	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities Fund®	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659

___________

*Qualified for sale only in certain jurisdictions.

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	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/bond funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Bond funds
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds Money Market Fund	1059	1259	1359	1559	1459
American Funds College Target Date Series - Page 69

	Fund numbers
Fund	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Stock and stock/bond funds
AMCAP Fund	2102	2202	2302	2402	2502	2602
American Balanced Fund	2111	2211	2311	2411	2511	2611
American Funds Global Balanced Fund	2137	2237	2337	2437	2537	2637
American Mutual Fund	2103	2203	2303	2403	2503	2603
Capital Income Builder	2112	2212	2312	2412	2512	2612
Capital World Growth and Income Fund	2133	2233	2333	2433	2533	2633
EuroPacific Growth Fund	2116	2216	2316	2416	2516	2616
Fundamental Investors	2110	2210	2310	2410	2510	2610
The Growth Fund of America	2105	2205	2305	2405	2505	2605
The Income Fund of America	2106	2206	2306	2406	2506	2606
International Growth and Income Fund	2134	2234	2334	2434	2534	2634
The Investment Company of America	2104	2204	2304	2404	2504	2604
The New Economy Fund	2114	2214	2314	2414	2514	2614
New Perspective Fund	2107	2207	2307	2407	2507	2607
New World Fund	2136	2236	2336	2436	2536	2636
SMALLCAP World Fund	2135	2235	2335	2435	2535	2635
Washington Mutual Investors Fund	2101	2201	2301	2401	2501	2601
Bond funds
American Funds Mortgage Fund	2142	2242	2342	2442	2542	2642
American High-Income Trust	2121	2221	2321	2421	2521	2621
The Bond Fund of America	2108	2208	2308	2408	2508	2608
Capital World Bond Fund	2131	2231	2331	2431	2531	2631
Intermediate Bond Fund of America	2123	2223	2323	2423	2523	2623
Short-Term Bond Fund of America	2148	2248	2348	2448	2548	2648
U.S. Government Securities Fund	2122	2222	2322	2422	2522	2622
Money market fund
American Funds Money Market Fund	2159	2259	2359	2459	2559	2659
American Funds College Target Date Series - Page 70

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	082	282	382	482	682
American Funds 2050 Target Date Retirement Fund®	069	269	369	469	669
American Funds 2045 Target Date Retirement Fund®	068	268	368	468	668
American Funds 2040 Target Date Retirement Fund®	067	267	367	467	667
American Funds 2035 Target Date Retirement Fund®	066	266	366	466	36066
American Funds 2030 Target Date Retirement Fund®	065	265	365	465	665
American Funds 2025 Target Date Retirement Fund®	064	264	364	464	664
American Funds 2020 Target Date Retirement Fund®	063	263	363	463	663
American Funds 2015 Target Date Retirement Fund®	062	262	362	462	662
American Funds 2010 Target Date Retirement Fund®	061	261	361	461	661

	Fund numbers
Fund	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	2182	2282	2382	2482	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	2369	2469	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	2368	2468	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	2367	2467	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	2366	2466	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	2365	2465	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	2364	2464	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	2363	2463	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	2362	2462	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	2361	2461	2561	2661

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2030 Fund®	1094	1294	1394	1594	1494
American Funds College 2027 Fund®	1093	1293	1393	1593	1493
American Funds College 2024 Fund®	1092	1292	1392	1592	1492
American Funds College 2021 Fund®	1091	1291	1391	1591	1491
American Funds College 2018 Fund®	1090	1290	1390	1590	1490
American Funds College 2015 Fund®	1089	1289	1389	1589	1489
American Funds College Enrollment FundSM	1088	1288	1388	1588	1488

American Funds College Target Date Series - Page 71

Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655
American Funds Growth PortfolioSM	053	253	353	453	653
American Funds Growth and Income PortfolioSM	051	251	351	451	651
American Funds Balanced PortfolioSM	050	250	350	450	650
American Funds Income PortfolioSM	047	247	347	447	647
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646
American Funds Preservation PortfolioSM	045	245	345	445	645
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644
Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A

Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	2355	2455	2555	2655
American Funds Growth Portfolio	2153	2253	2353	2453	2553	2653
American Funds Growth and Income Portfolio	2151	2251	2351	2451	2551	2651
American Funds Balanced Portfolio	2150	2250	2350	2450	2550	2650
American Funds Income Portfolio	2147	2247	2347	2447	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	2345	2445	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A

American Funds College Target Date Series - Page 72

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

American Funds College Target Date Series - Page 73

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

American Funds College Target Date Series - Page 74

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Funds College Target Date Series - Page 75

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

•	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
•	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
American Funds College Target Date Series - Page 76

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

•	The selective payment default on a specific class or currency of debt;
•	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
•	Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Funds College Target Date Series - Page 77

Description of commercial paper ratings

Moody’s

Commercial paper ratings (highest three ratings)

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds College Target Date Series - Page 78

American Funds College 2030 Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 20.0%
EuroPacific Growth Fund, Class R-6	301,018	$14,389	10.0%
The Growth Fund of America, Class R-6	329,034	14,389	10.0
		28,778	20.0

Growth-and-income funds 70.0%
Capital World Growth and Income Fund, Class R-6	652,981	28,777	20.0
Fundamental Investors, Class R-6	569,691	28,781	20.0
International Growth and Income Fund, Class R-6	605,225	21,582	15.0
The Investment Company of America, Class R-6	576,148	21,582	15.0
		100,722	70.0

Bond funds 10.0%
Capital World Bond Fund, Class R-6	350,350	7,182	5.0
U.S. Government Securities Fund, Class R-6	519,720	7,209	5.0
		14,391	10.0

Total investment securities (cost: $129,238,000)		143,891	100.0
Other assets less liabilities		(53)	—

Net assets		$143,838	100.0%

See Notes to Financial Statements

American Funds College Target Date Series	11

American Funds College 2027 Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 15.0%
EuroPacific Growth Fund, Class R-6	175,531	$8,390	5.0%
The Growth Fund of America, Class R-6	383,735	16,781	10.0
		25,171	15.0

Growth-and-income funds 55.0%
Capital World Growth and Income Fund, Class R-6	571,162	25,171	15.0
Fundamental Investors, Class R-6	498,241	25,171	15.0
International Growth and Income Fund, Class R-6	470,576	16,781	10.0
The Investment Company of America, Class R-6	671,946	25,171	15.0
		92,294	55.0

Equity-income and Balanced funds 10.0%
American Funds Global Balanced Fund, Class R-6	554,735	16,781	10.0

Bond funds 20.0%
Capital World Bond Fund, Class R-6	408,435	8,373	5.0
U.S. Government Securities Fund, Class R-6	1,816,047	25,188	15.0
		33,561	20.0

Total investment securities (cost: $152,257,000)		167,807	100.0
Other assets less liabilities		(75)	—

Net assets		$167,732	100.0%

See Notes to Financial Statements

12	American Funds College Target Date Series

American Funds College 2024 Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth funds 10.0%
The Growth Fund of America, Class R-6	525,896	$22,998	10.0%

Growth-and-income funds 45.0%
Capital World Growth and Income Fund, Class R-6	522,123	23,010	10.0
International Growth and Income Fund, Class R-6	645,254	23,010	10.0
The Investment Company of America, Class R-6	921,420	34,516	15.0
Washington Mutual Investors Fund, Class R-6	597,501	23,010	10.0
		103,546	45.0

Equity-income and Balanced funds 10.0%
American Funds Global Balanced Fund, Class R-6	760,401	23,002	10.0

Bond funds 35.0%
The Bond Fund of America, Class R-6	2,744,458	34,553	15.0
Capital World Bond Fund, Class R-6	559,821	11,476	5.0
U.S. Government Securities Fund, Class R-6	2,491,367	34,555	15.0
		80,584	35.0

Total investment securities (cost: $213,252,000)		230,130	100.0
Other assets less liabilities		(107)	—

Net assets		$230,023	100.0%

See Notes to Financial Statements

American Funds College Target Date Series	13

American Funds College 2021 Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth-and-income funds 40.0%
American Mutual Fund, Class R-6	1,215,048	$41,652	15.0%
International Growth and Income Fund, Class R-6	778,685	27,768	10.0
Washington Mutual Investors Fund, Class R-6	1,081,586	41,652	15.0
		111,072	40.0

Equity-income and Balanced funds 15.0%
American Funds Global Balanced Fund, Class R-6	1,376,921	41,652	15.0

Bond funds 45.0%
American Funds Mortgage Fund, Class R-6	2,765,728	27,768	10.0
The Bond Fund of America, Class R-6	5,513,882	69,419	25.0
U.S. Government Securities Fund, Class R-6	2,002,012	27,768	10.0
		124,955	45.0

Total investment securities (cost: $262,714,000)		277,679	100.0
Other assets less liabilities		(133)	—

Net assets		$277,546	100.0%

See Notes to Financial Statements

14	American Funds College Target Date Series

American Funds College 2018 Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Growth-and-income funds 20.0%
American Mutual Fund, Class R-6	1,701,831	$58,339	20.0%

Equity-income and Balanced funds 20.0%
The Income Fund of America, Class R-6	2,871,002	58,339	20.0

Bond funds 60.0%
American Funds Mortgage Fund, Class R-6*	5,810,634	58,339	20.0
The Bond Fund of America, Class R-6	5,792,173	72,923	25.0
Intermediate Bond Fund of America, Class R-6	3,233,856	43,754	15.0
		175,016	60.0

Total investment securities (cost: $282,338,000)		291,694	100.0
Other assets less liabilities		(154)	—

Net assets		$291,540	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2013 (000)
American Funds Mortgage Fund, Class R-6	625,768	5,184,866	—	5,810,634	$416	$58,339

See Notes to Financial Statements

American Funds College Target Date Series	15

American Funds College 2015 Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Equity-income and Balanced funds 10.0%
The Income Fund of America, Class R-6	965,380	$19,617	10.0%

Bond funds 90.0%
American Funds Mortgage Fund, Class R-6*	5,834,638	58,580	30.0
The Bond Fund of America, Class R-6	3,101,187	39,044	20.0
Intermediate Bond Fund of America, Class R-6	5,773,489	78,115	40.0
		175,739	90.0

Total investment securities (cost: $196,211,000)		195,356	100.0
Other assets less liabilities		(115)	—

Net assets		$195,241	100.0%

*	American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 10/31/2013 (000)
American Funds Mortgage Fund, Class R-6	806,954	5,048,634	20,950	5,834,638	$463	$58,580

See Notes to Financial Statements

16	American Funds College Target Date Series

American Funds College Enrollment Fund

Investment portfolio, October 31, 2013

Fund investments	Shares	Value (000)	Percent of net assets
Bond funds 100.0%
American Funds Mortgage Fund, Class R-6	2,001,943	$20,100	30.0%
Intermediate Bond Fund of America, Class R-6	1,733,143	23,449	35.0
Short-Term Bond Fund of America, Class R-6	2,344,942	23,449	35.0

Total investment securities (cost: $67,768,000)		66,998	100.0
Other assets less liabilities		(45)	—

Net assets		$66,953	100.0%

See Notes to Financial Statements

American Funds College Target Date Series	17

Financial statements

Statements of assets and liabilities

at October 31, 2013

	College 2030 Fund		College 2027 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$143,891		$167,807
Affiliated issuer	—		—
Receivables for:
Sales of fund’s shares	240		401
Dividends	—	*	1
Total assets	144,131		168,209

Liabilities:
Payables for:
Purchases of investments	232		395
Repurchases of fund’s shares	8		5
Services provided by related parties	39		62
Trustees’ deferred compensation	—	*	—	*
Other	14		15
Total liabilities	293		477
Net assets at October 31, 2013	$143,838		$167,732

Net assets consist of:
Capital paid in on shares of beneficial interest	$128,235		$151,020
Undistributed net investment income	875		1,014
Undistributed net realized gain	75		148
Net unrealized appreciation (depreciation)	14,653		15,550
Net assets at October 31, 2013	$143,838		$167,732
Investment securities, at cost:
Unaffiliated issuers	$129,238		$152,257
Affiliated issuer	—		—

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized

Class 529-A:	Net assets	$109,785	$124,245
	Shares outstanding	9,178	10,676
	Net asset value per share	$11.96	$11.64
Class 529-B:	Net assets	$124	$820
	Shares outstanding	11	71
	Net asset value per share	$11.89	$11.55
Class 529-C:	Net assets	$22,702	$29,510
	Shares outstanding	1,913	2,555
	Net asset value per share	$11.87	$11.55
Class 529-E:	Net assets	$3,686	$4,311
	Shares outstanding	309	371
	Net asset value per share	$11.93	$11.61
Class 529-F-1:	Net assets	$7,541	$8,846
	Shares outstanding	629	759
	Net asset value per share	$11.98	$11.66

*Amount less than one thousand.

See Notes to Financial Statements

18	American Funds College Target Date Series

(dollars and shares in thousands, except per-share amounts)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College 2015 Fund		College Enrollment Fund

$230,130		$277,679		$233,355		$136,776		$66,998
—		—		58,339		58,580		—
373		963		1,257		418		175
7		16		22		20		18
230,510		278,658		292,973		195,794		67,191

361		961		1,223		305		126
12		3		35		113		62
94		124		150		117		42
—	*	—	*	—	*	—	*	—	*
20		24		25		18		8
487		1,112		1,433		553		238
$230,023		$277,546		$291,540		$195,241		$66,953
$211,162		$259,983		$279,331		$194,444		$67,451
1,767		2,486		2,777		1,487		225
216		112		76		165		47
16,878		14,965		9,356		(855)		(770)
$230,023		$277,546		$291,540		$195,241		$66,953

$213,252		$262,714		$223,548		$136,954		$67,768
—		—		58,790		59,257		—

$168,000		$198,086		$191,677		$115,560		$37,830
14,881		18,033		18,002		11,475		3,815
$11.29		$10.99		$10.65		$10.07		$9.91
$2,834		$2,773		$2,959		$2,426		$508
253		254		280		243		51
$11.20		$10.91		$10.57		$10.00		$9.85
$38,991		$53,217		$71,910		$56,327		$20,070
3,481		4,881		6,805		5,635		2,039
$11.20		$10.90		$10.57		$10.00		$9.85
$8,248		$9,364		$9,003		$8,203		$2,704
732		855		848		816		273
$11.26		$10.96		$10.62		$10.05		$9.90
$11,950		$14,106		$15,991		$12,725		$5,841
1,056		1,281		1,498		1,261		588
$11.31		$11.01		$10.67		$10.09		$9.94

American Funds College Target Date Series	19

Statements of operations

for the year ended October 31, 2013

	College 2030 Fund		College 2027 Fund
Investment income:
Dividends:
Unaffiliated issuers	$1,472		$1,808
Affiliated issuer	—		—
Interest	5		11
	1,477		1,819
Fees and expenses†:
Investment advisory services	75		94
Distribution services	203		299
Transfer agent services	90		116
529 plan services	73		92
Reports to shareholders	4		6
Registration statement and prospectus	14		16
Trustees’ compensation	—	*	—	*
Auditing and legal	6		7
Custodian	5		5
Other	1		2
Total fees and expenses before reimbursements/waivers	471		637
Less reimbursements/waivers of fees and expenses:
Investment advisory services	75		94
Other	3		5
Total fees and expenses after reimbursements/waivers	393		538
Net investment income	1,084		1,281

Net realized gain and unrealized appreciation (depreciation) on investments:
Net realized gain on sale of investments:
Unaffiliated issuers	—		—
Affiliated issuer	—		—
Capital gain distributions received	99		236
Net realized gain	99		236
Net unrealized appreciation (depreciation) on investments	14,701		15,640
Net realized gain and unrealized appreciation (depreciation) on investments	14,800		15,876

Net increase (decrease) in net assets resulting from operations	$15,884		$17,157

*	Amount less than one thousand.
†	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

20	American Funds College Target Date Series

(dollars in thousands)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College 2015 Fund	College Enrollment Fund

$2,857		$3,806		$3,849		$2,110	$612
—		—		416		463	—
10		10		9		1	— *
2,867		3,816		4,274		2,574	612

134		167		180		135	50
445		609		736		610	237
164		206		221		168	63
131		164		176		133	49
7		9		10		8	3
21		25		27		23	12
—	*	—	*	—	*	— *	— *
10		12		13		10	5
5		5		5		5	5
2		3		3		3	1
919		1,200		1,371		1,095	425
134		167		180		135	50
6		7		8		7	4
779		1,026		1,183		953	371
2,088		2,790		3,091		1,621	241

—		1		—		60	8
—		—		—		3	—
342		267		199		268	102
342		268		199		331	110
17,000		15,082		9,430		(836)	(765)
17,342		15,350		9,629		(505)	(655)

$19,430		$18,140		$12,720		$1,116	$(414)

American Funds College Target Date Series	21

Statements of changes in net assets

	College 2030 Fund		College 2027 Fund
	Year ended October 31, 2013	Period ended October 31, 2012*	Year ended October 31, 2013	Period ended October 31, 2012*
Operations:
Net investment income (loss)	$1,084	$(1)	$1,281	$—	†
Net realized gain	99	—	236	—
Net unrealized appreciation (depreciation) on investments	14,701	(48)	15,640	(90)
Net increase (decrease) in net assets resulting from operations	15,884	(49)	17,157	(90)

Dividends paid to shareholders from net investment income:
Class 529-A	(172)	—	(263)	—
Class 529-B	— †	—	(2)	—
Class 529-C	(36)	—	(57)	—
Class 529-E	(5)	—	(6)	—
Class 529-F-1	(16)	—	(15)	—
Total dividends from net investment income	(229)	—	(343)	—

Net capital share transactions	121,530	6,702	136,867	14,141

Total increase in net assets	137,185	6,653	153,681	14,051

Net assets:
Beginning of period	6,653	—	14,051	—
End of period	$143,838	$6,653	$167,732	$14,051

Accumulated net investment loss	—	—	—	—	†
Undistributed net investment income	$875	—	$1,014	—

*	For the period September 14, 2012, commencement of operations, through October 31, 2012.
†	Amount less than one thousand.

See Notes to Financial Statements

22	American Funds College Target Date Series

(dollars in thousands)

College 2024 Fund		College 2021 Fund		College 2018 Fund		College 2015 Fund		College Enrollment Fund
Year ended October 31, 2013	Period ended October 31, 2012*	Year ended October 31, 2013	Period ended October 31, 2012*	Year ended October 31, 2013	Period ended October 31, 2012*	Year ended October 31, 2013	Period ended October 31, 2012*	Year ended October 31, 2013	Period ended October 31, 2012*

$2,088	$5	$2,790	$14	$3,091	$12	$1,621	$13	$241	$3
342	—	268	—	199	—	331	—	110	—
17,000	(122)	15,082	(117)	9,430	(74)	(836)	(19)	(765)	(5)
19,430	(117)	18,140	(103)	12,720	(62)	1,116	(6)	(414)	(2)

(324)	—	(349)	—	(312)	—	(214)	—	(51)	—
(6)	—	(5)	—	(4)	—	(3)	—	(1)	—
(66)	—	(77)	—	(86)	—	(71)	—	(19)	—
(16)	—	(15)	—	(17)	—	(9)	—	(2)	—
(29)	—	(19)	—	(22)	—	(15)	—	(9)	—
(441)	—	(465)	—	(441)	—	(312)	—	(82)	—

190,448	20,703	231,185	28,789	247,050	32,273	166,750	27,693	55,809	11,642

209,437	20,586	248,860	28,686	259,329	32,211	167,554	27,687	55,313	11,640

20,586	—	28,686	—	32,211	—	27,687	—	11,640	—
$230,023	$20,586	$277,546	$28,686	$291,540	$32,211	$195,241	$27,687	$66,953	$11,640

—	—	—	—	—	—	—	—	—	—
$1,767	$5	$2,486	$14	$2,777	$12	$1,487	$13	$225	$3

American Funds College Target Date Series	23

Notes to financial statements

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”), American Funds College 2018 Fund (“College 2018 Fund”), American Funds College 2015 Fund (“College 2015 Fund”), and American Funds College Enrollment Fund (“College Enrollment Fund”).

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in equity-income, balanced and bond funds. When each fund reaches its target date, it will principally invest in bond funds and may merge into the Enrollment Fund, which will also principally invest in bond funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E, and 529-F-1). The funds’ share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class 529-B converts to Class 529-A after eight years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class 529-F-1	None	None	None

* Class 529-B shares of the fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund’s financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 35 to 37.

24	American Funds College Target Date Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2013, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the funds will incur fees to pay for certain expenses related to the operations of the funds. An investor holding the underlying funds directly and in the same proportions as the funds would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the funds.

Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

American Funds College Target Date Series	25

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

26	American Funds College Target Date Series

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed/related securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the funds’ income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the funds’ cash for potential reinvestment in higher yielding securities.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the funds selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities the funds contract to repurchase could drop below their purchase price. While the funds can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the funds may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the funds.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2013, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income shown on the accompanying financial statements are considered ordinary income distributions for tax purposes.

As of October 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

American Funds College Target Date Series	27

	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College 2015 Fund	College Enrollment Fund
Undistributed ordinary income	$875	$1,014	$1,767	$2,486	$2,777	$1,549	$233
Undistributed long-term capital gain	75	148	216	112	76	102	39
Gross unrealized appreciation on investment securities	14,837	16,105	18,203	16,816	11,483	1,622	—
Gross unrealized depreciation on investment securities	(184)	(555)	(1,325)	(1,851)	(2,127)	(2,477)	(770)
Net unrealized appreciation (depreciation) on investment securities	14,653	15,550	16,878	14,965	9,356	(855)	(770)
Cost of investment securities	129,238	152,257	213,252	262,714	282,338	196,211	67,768
Reclassification to undistributed net investment income from undistributed net realized gain	24	88	126	156	123	166	63
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	4	12	11	9	8	1	— *

* Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 35 to 37.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statements of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-B	1.00	1.00
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Class 529-F-1	0.25	0.50

28	American Funds College Target Date Series

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2013, there were no unreimbursed expenses subject to reimbursement for the funds’ Class 529-A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

529 plan services — Each share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the year ended October 31, 2013, were as follows:

	Distribution services	Transfer agent services	529 plan services
College 2030 Fund
Class 529-A	$73,759	$71,175	$55,962
Class 529-B	663	71	65
Class 529-C	119,739	13,651	11,717
Class 529-E	8,556	1,458	1,674
Class 529-F-1	—	4,106	3,508
Total	$202,717	$90,461	$72,926

College 2027 Fund
Class 529-A	$113,002	$88,301	$68,498
Class 529-B	5,694	639	557
Class 529-C	169,160	19,532	16,557
Class 529-E	11,029	1,901	2,158
Class 529-F-1	—	5,292	4,449
Total	$298,885	$115,665	$92,219

College 2024 Fund
Class 529-A	$171,230	$122,751	$94,919
Class 529-B	18,496	2,064	1,811
Class 529-C	231,123	26,805	22,622
Class 529-E	24,134	4,249	4,725
Class 529-F-1	—	8,141	6,722
Total	$444,983	$164,010	$130,799

College 2021 Fund
Class 529-A	$236,361	$152,487	$117,088
Class 529-B	19,262	2,173	1,886
Class 529-C	325,142	37,880	31,832
Class 529-E	28,113	4,955	5,504
Class 529-F-1	—	8,807	7,368
Total	$608,878	$206,302	$163,678

	Distribution services	Transfer agent services	529 plan services
College 2018 Fund
Class 529-A	$252,456	$152,562	$116,735
Class 529-B	19,333	2,169	1,893
Class 529-C	433,148	50,392	42,399
Class 529-E	30,630	5,480	5,999
Class 529-F-1	—	10,797	8,934
Total	$735,567	$221,400	$175,960

College 2015 Fund
Class 529-A	$176,049	$105,815	$79,790
Class 529-B	17,060	1,927	1,671
Class 529-C	391,206	46,332	38,313
Class 529-E	26,177	4,658	5,125
Class 529-F-1	—	9,060	7,496
Total	$610,492	$167,792	$132,395

College Enrollment Fund
Class 529-A	$67,215	$36,376	$27,298
Class 529-B	3,867	443	378
Class 529-C	156,082	18,694	15,287
Class 529-E	9,873	1,781	1,934
Class 529-F-1	—	5,384	4,340
Total	$237,037	$62,678	$49,237

American Funds College Target Date Series	29

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
College 2030 Fund	$151	$3	$154
College 2027 Fund	217	4	221
College 2024 Fund	314	6	320
College 2021 Fund	407	7	414
College 2018 Fund	446	8	454
College 2015 Fund	367	7	374
College Enrollment Fund	143	2	145

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2013, as follows (dollars in thousands):

	Purchases	Sales
College 2030 Fund	$122,545	$—
College 2027 Fund	138,135	—
College 2024 Fund	192,606	—
College 2021 Fund	234,041	57
College 2018 Fund	250,069	—
College 2015 Fund	169,416	965
College Enrollment Fund	59,948	3,796

30	American Funds College Target Date Series

8. Capital share transactions

Capital share transactions in the funds for the year ended October 31, 2013, were as follows (dollars and shares in thousands):

	College 2030 Fund		College 2027 Fund		College 2024 Fund		College 2021 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Class 529-A
Sales[1]	$94,967	8,871	$103,167	9,787	$142,467	13,676	$168,775	16,348
Reinvestments of dividends	172	17	263	27	324	33	349	35
Repurchases[1]	(2,522)	(230)	(2,650)	(248)	(4,370)	(413)	(5,110)	(486)
Total Class 529-A transactions	92,617	8,658	100,780	9,566	138,421	13,296	164,014	15,897
Class 529-B
Sales[1]	111	10	733	71	2,713	263	2,776	270
Reinvestments of dividends	— [2]	— [2]	2	— [2]	6	1	5	1
Repurchases[1]	(27)	(2)	(101)	(9)	(442)	(42)	(671)	(65)
Total Class 529-B transactions	84	8	634	62	2,277	222	2,110	206
Class 529-C
Sales[1]	19,365	1,814	25,182	2,397	34,243	3,297	48,392	4,697
Reinvestments of dividends	36	4	57	6	66	7	77	7
Repurchases[1]	(463)	(42)	(1,355)	(125)	(2,078)	(192)	(4,264)	(405)
Total Class 529-C transactions	18,938	1,776	23,884	2,278	32,231	3,112	44,205	4,299
Class 529-E
Sales[1]	3,185	295	3,804	359	7,396	710	8,011	777
Reinvestments of dividends	5	1	6	1	16	1	15	2
Repurchases[1]	(19)	(2)	(101)	(9)	(394)	(36)	(109)	(11)
Total Class 529-E transactions	3,171	294	3,709	351	7,018	675	7,917	768
Class 529-F-1
Sales[1]	6,750	628	8,051	761	11,235	1,083	13,072	1,259
Reinvestments of dividends	16	1	15	2	29	3	19	2
Repurchases[1]	(46)	(4)	(206)	(18)	(763)	(73)	(152)	(15)
Total Class 529-F-1 transactions	6,720	625	7,860	745	10,501	1,013	12,939	1,246
Total net increase	$121,530	11,361	$136,867	13,002	$190,448	18,318	$231,185	22,416

See page 34 for footnotes.

American Funds College Target Date Series	31

	College 2018 Fund		College 2015 Fund		College Enrollment Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Class 529-A
Sales[1]	$168,031	16,441	$108,046	10,794	$40,872	4,110
Reinvestments of dividends	312	31	214	21	51	5
Repurchases[1]	(7,537)	(728)	(11,598)	(1,164)	(9,250)	(936)
Total Class 529-A transactions	160,806	15,744	96,662	9,651	31,673	3,179
Class 529-B
Sales[1]	2,970	291	2,794	280	709	71
Reinvestments of dividends	4	1	3	1	— [2]	— [2]
Repurchases[1]	(654)	(64)	(746)	(75)	(314)	(32)
Total Class 529-B transactions	2,320	228	2,051	206	395	39
Class 529-C
Sales[1]	67,162	6,589	56,000	5,613	21,957	2,214
Reinvestments of dividends	86	9	71	7	19	2
Repurchases[1]	(4,202)	(407)	(6,606)	(667)	(5,332)	(543)
Total Class 529-C transactions	63,046	6,191	49,465	4,953	16,644	1,673
Class 529-E
Sales[1]	7,099	697	7,737	774	2,666	268
Reinvestments of dividends	17	2	9	1	2	— [2]
Repurchases[1]	(253)	(24)	(619)	(63)	(584)	(59)
Total Class 529-E transactions	6,863	675	7,127	712	2,084	209
Class 529-F-1
Sales[1]	14,200	1,385	11,837	1,183	6,110	614
Reinvestments of dividends	22	2	15	1	9	1
Repurchases[1]	(207)	(20)	(407)	(40)	(1,106)	(112)
Total Class 529-F-1 transactions	14,015	1,367	11,445	1,144	5,013	503
Total net increase	$247,050	24,205	$166,750	16,666	$55,809	5,603

See page 34 for footnotes.

32	American Funds College Target Date Series

Capital share transactions in the funds for the period ended October 31, 20123, were as follows (dollars and shares in thousands):

	College 2030 Fund		College 2027 Fund		College 2024 Fund		College 2021 Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Class 529-A
Sales[1]	$5,150	522	$11,002	1,112	$15,823	1,593	$21,301	2,136
Repurchases[1]	(18)	(2)	(19)	(2)	(81)	(8)	(3)	—
Total Class 529-A transactions	5,132	520	10,983	1,110	15,742	1,585	21,298	2,136
Class 529-B
Sales[1]	26	3	87	9	308	31	484	48
Repurchases[1]	—	—	—	—	— [2]	— [2]	(2)	—
Total Class 529-B transactions	26	3	87	9	308	31	482	48
Class 529-C
Sales[1]	1,359	138	2,752	279	3,764	379	5,899	592
Repurchases[1]	(7)	(1)	(16)	(2)	(97)	(10)	(106)	(10)
Total Class 529-C transactions	1,352	137	2,736	277	3,667	369	5,793	582
Class 529-E
Sales[1]	153	15	198	20	570	58	866	87
Repurchases[1]	— [2]	— [2]	—	—	(10)	(1)	—	—
Total Class 529-E transactions	153	15	198	20	560	57	866	87
Class 529-F-1
Sales[1]	39	4	137	14	426	43	350	35
Repurchases[1]	—	—	—	—	—	—	—	—
Total Class 529-F-1 transactions	39	4	137	14	426	43	350	35
Total net increase	$6,702	679	$14,141	1,430	$20,703	2,085	$28,789	2,888

American Funds College Target Date Series	33

	College 2018 Fund		College 2015 Fund		College Enrollment Fund
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Class 529-A
Sales[1]	$22,664	2,267	$18,334	1,830	$6,478	647
Repurchases[1]	(95)	(9)	(60)	(6)	(104)	(11)
Total Class 529-A transactions	22,569	2,258	18,274	1,824	6,374	636
Class 529-B
Sales[1]	528	53	376	37	118	12
Repurchases[1]	(4)	(1)	(1)	— [2]	— [2]	—	[2]
Total Class 529-B transactions	524	52	375	37	118	12
Class 529-C
Sales[1]	6,319	632	6,846	683	3,667	366
Repurchases[1]	(179)	(18)	(12)	(1)	(4)	—	[2]
Total Class 529-C transactions	6,140	614	6,834	682	3,663	366
Class 529-E
Sales[1]	1,726	173	1,037	104	642	64
Repurchases[1]	(1)	— [2]	—	—	(3)	—	[2]
Total Class 529-E transactions	1,725	173	1,037	104	639	64
Class 529-F-1
Sales[1]	1,315	131	1,177	118	868	87
Repurchases[1]	—	—	(4)	(1)	(20)	(2)
Total Class 529-F-1 transactions	1,315	131	1,173	117	848	85
Total net increase	$32,273	3,228	$27,693	2,764	$11,642	1,163

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	For the period September 14, 2012, commencement of operations, through October 31, 2012.

34	American Funds College Target Date Series

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets[3]
American Funds College 2030 Fund
Class 529-A:
10/31/13	$9.79	$.18		$2.07	$2.25	$(.08)	$11.96	23.14%	$109,785	.49%	.39%	.80%	1.59%
10/31/12[6,7]	10.00	—	[8]	(.21)	(.21)	—	9.79	(2.10)	5,096	.19	.08	.49	(.02)
Class 529-B:
10/31/13	9.79	.09		2.07	2.16	(.06)	11.89	22.26	124	1.34	1.24	1.65	.80
10/31/12[6,7]	10.00	(.01)		(.20)	(.21)	—	9.79	(2.10)	26	.28	.19	.60	(.13)
Class 529-C:
10/31/13	9.79	.08		2.07	2.15	(.07)	11.87	22.24	22,702	1.35	1.25	1.66	.75
10/31/12[6,7]	10.00	(.01)		(.20)	(.21)	—	9.79	(2.10)	1,340	.26	.17	.58	(.13)
Class 529-E:
10/31/13	9.79	.14		2.08	2.22	(.08)	11.93	22.78	3,686	.82	.72	1.13	1.25
10/31/12[6,7]	10.00	(.01)		(.20)	(.21)	—	9.79	(2.10)	152	.21	.10	.51	(.07)
Class 529-F-1:
10/31/13	9.79	.20		2.07	2.27	(.08)	11.98	23.39	7,541	.35	.25	.66	1.80
10/31/12[6,7]	10.00	—	[8]	(.21)	(.21)	—	9.79	(2.10)	39	.17	.06	.47	.01
American Funds College 2027 Fund
Class 529-A:
10/31/13	$9.82	$.16		$1.75	$1.91	$(.09)	$11.64	19.58%	$124,245	.52%	.42%	.82%	1.51%
10/31/12[6,7]	10.00	—	[8]	(.18)	(.18)	—	9.82	(1.80)	10,910	.14	.08	.49	.01
Class 529-B:
10/31/13	9.82	.08		1.72	1.80	(.07)	11.55	18.59	820	1.35	1.24	1.64	.73
10/31/12[6,7]	10.00	—	[8]	(.18)	(.18)	—	9.82	(1.80)	86	.23	.17	.58	(.04)
Class 529-C:
10/31/13	9.82	.07		1.74	1.81	(.08)	11.55	18.53	29,510	1.35	1.25	1.65	.69
10/31/12[6,7]	10.00	(.01)		(.17)	(.18)	—	9.82	(1.80)	2,721	.23	.17	.58	(.09)
Class 529-E:
10/31/13	9.82	.13		1.74	1.87	(.08)	11.61	19.24	4,311	.82	.72	1.12	1.15
10/31/12[6,7]	10.00	—	[8]	(.18)	(.18)	—	9.82	(1.80)	198	.19	.10	.51	(.02)
Class 529-F-1:
10/31/13	9.83	.18		1.74	1.92	(.09)	11.66	19.70	8,846	.35	.25	.65	1.66
10/31/12[6,7]	10.00	—	[8]	(.17)	(.17)	—	9.83	(1.70)	136	.11	.05	.46	.01
American Funds College 2024 Fund
Class 529-A:
10/31/13	$9.88	$.18		$1.31	$1.49	$(.08)	$11.29	15.28%	$168,000	.53%	.43%	.81%	1.72%
10/31/12[6,7]	10.00	.01		(.13)	(.12)	—	9.88	(1.20)	15,653	.13	.08	.46	.07
Class 529-B:
10/31/13	9.87	.10		1.30	1.40	(.07)	11.20	14.34	2,834	1.34	1.24	1.62	.92
10/31/12[6,7]	10.00	—	[8]	(.13)	(.13)	—	9.87	(1.30)	306	.23	.18	.56	(.04)
Class 529-C:
10/31/13	9.87	.09		1.31	1.40	(.07)	11.20	14.25	38,991	1.35	1.24	1.62	.89
10/31/12[6,7]	10.00	—	[8]	(.13)	(.13)	—	9.87	(1.30)	3,645	.22	.17	.55	(.02)
Class 529-E:
10/31/13	9.87	.15		1.31	1.46	(.07)	11.26	14.94	8,248	.82	.72	1.10	1.42
10/31/12[6,7]	10.00	—	[8]	(.13)	(.13)	—	9.87	(1.30)	557	.15	.10	.48	.03
Class 529-F-1:
10/31/13	9.88	.20		1.31	1.51	(.08)	11.31	15.41	11,950	.35	.25	.63	1.91
10/31/12[6,7]	10.00	.01		(.13)	(.12)	—	9.88	(1.20)	425	.11	.05	.43	.06

See page 37 for footnotes.

American Funds College Target Date Series	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]
American Funds College 2021 Fund
Class 529-A:
10/31/13	$9.93	$.19		$.93	$1.12	$(.06)	$10.99	11.40%	$198,086	.56%	.45%	.81%	1.83%
10/31/12[6,7]	10.00	.01		(.08)	(.07)	—	9.93	(.70)	21,221	.12	.08	.46	.12
Class 529-B:
10/31/13	9.92	.11		.93	1.04	(.05)	10.91	10.53	2,773	1.34	1.24	1.60	1.04
10/31/12[6,7]	10.00	—	[8]	(.08)	(.08)	—	9.92	(.80)	480	.22	.18	.56	.02
Class 529-C:
10/31/13	9.93	.11		.91	1.02	(.05)	10.90	10.37	53,217	1.35	1.24	1.60	1.04
10/31/12[6,7]	10.00	—	[8]	(.07)	(.07)	—	9.93	(.70)	5,774	.21	.17	.55	.03
Class 529-E:
10/31/13	9.93	.16		.93	1.09	(.06)	10.96	11.06	9,364	.82	.71	1.07	1.56
10/31/12[6,7]	10.00	.01		(.08)	(.07)	—	9.93	(.70)	862	.15	.10	.48	.10
Class 529-F-1:
10/31/13	9.94	.22		.92	1.14	(.07)	11.01	11.53	14,106	.35	.24	.60	2.05
10/31/12[6,7]	10.00	.01		(.07)	(.06)	—	9.94	(.60)	349	.10	.05	.43	.11
American Funds College 2018 Fund
Class 529-A:
10/31/13	$9.98	$.20		$.53	$.73	$(.06)	$10.65	7.33%	$191,677	.57%	.47%	.76%	1.91%
10/31/12[6,7]	10.00	.01		(.03)	(.02)	—	9.98	(.20)	22,528	.13	.08	.38	.10
Class 529-B:
10/31/13	9.97	.12		.52	.64	(.04)	10.57	6.46	2,959	1.34	1.24	1.53	1.13
10/31/12[6,7]	10.00	—	[8]	(.03)	(.03)	—	9.97	(.30)	523	.22	.18	.48	.02
Class 529-C:
10/31/13	9.97	.12		.53	.65	(.05)	10.57	6.53	71,910	1.35	1.24	1.53	1.14
10/31/12[6,7]	10.00	—	[8]	(.03)	(.03)	—	9.97	(.30)	6,126	.22	.17	.47	—9
Class 529-E:
10/31/13	9.98	.17		.52	.69	(.05)	10.62	6.98	9,003	.82	.72	1.01	1.62
10/31/12[6,7]	10.00	.01		(.03)	(.02)	—	9.98	(.20)	1,723	.14	.10	.40	.05
Class 529-F-1:
10/31/13	9.98	.22		.53	.75	(.06)	10.67	7.56	15,991	.35	.24	.53	2.15
10/31/12[6,7]	10.00	.01		(.03)	(.02)	—	9.98	(.20)	1,311	.10	.05	.35	.10
American Funds College 2015 Fund
Class 529-A:
10/31/13	$10.02	$.14		$(.04)	$.10	$(.05)	$10.07	.96%	$115,560	.58%	.48%	.76%	1.43%
10/31/12[6,7]	10.00	.01		.01	.02	—	10.02	.20	18,273	.13	.08	.38	.12
Class 529-B:
10/31/13	10.01	.06		(.04)	.02	(.03)	10.00	.24	2,426	1.35	1.24	1.52	.65
10/31/12[6,7]	10.00	—	[8]	.01	.01	—	10.01	.10	375	.22	.18	.48	.03
Class 529-C:
10/31/13	10.01	.06		(.03)	.03	(.04)	10.00	.26	56,327	1.35	1.25	1.53	.65
10/31/12[6,7]	10.00	—	[8]	.01	.01	—	10.01	.10	6,828	.21	.17	.47	.03
Class 529-E:
10/31/13	10.02	.12		(.05)	.07	(.04)	10.05	.82	8,203	.82	.72	1.00	1.19
10/31/12[6,7]	10.00	.01		.01	.02	—	10.02	.20	1,037	.14	.10	.40	.10
Class 529-F-1:
10/31/13	10.02	.17		(.05)	.12	(.05)	10.09	1.19	12,725	.35	.25	.53	1.66
10/31/12[6,7]	10.00	.01		.01	.02	—	10.02	.20	1,174	.11	.05	.35	.15

36	American Funds College Target Date Series

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gain on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets[3]
American Funds College Enrollment Fund
Class 529-A:
10/31/13	$10.01	$.07		$(.14)		$(.07)	$(.03)	$9.91	(.67)%	$37,830	.62%	.51%	.82%	.70%
10/31/12[6,7]	10.00	.01		—	[8]	.01	—	10.01	.10	6,373	.15	.08	.41	.09
Class 529-B:
10/31/13	10.00	—	[8]	(.13)		(.13)	(.02)	9.85	(1.32)	508	1.37	1.26	1.57	(.04)
10/31/12[6,7]	10.00	—	[8]	—	[8]	— [8]	—	10.00	— [9]	118	.26	.18	.51	(.02)
Class 529-C:
10/31/13	10.00	—	[8]	(.13)		(.13)	(.02)	9.85	(1.28)	20,070	1.37	1.26	1.57	(.04)
10/31/12[6,7]	10.00	—	[8]	—	[8]	— [8]	—	10.00	— [9]	3,661	.23	.17	.50	— [9]
Class 529-E:
10/31/13	10.01	.05		(.13)		(.08)	(.03)	9.90	(.74)	2,704	.84	.73	1.04	.48
10/31/12[6,7]	10.00	.01		—	[8]	.01	—	10.01	.10	639	.16	.10	.43	.07
Class 529-F-1:
10/31/13	10.01	.09		(.12)		(.03)	(.04)	9.94	(.34)	5,841	.37	.27	.58	.95
10/31/12[6,7]	10.00	.01		—	[8]	.01	—	10.01	.10	849	.12	.05	.38	.12

	Period ended October 31
Portfolio turnover rate for all share classes	2013		2012[6,7]

College 2030 Fund	—%[10]		—%[10]
College 2027 Fund	—	[10]	—	[10]
College 2024 Fund	—	[10]	—	[10]
College 2021 Fund	—	[10]	—	[10]
College 2018 Fund	—	[10]	—	[10]
College 2015 Fund	1		—	[10]
College Enrollment Fund	8		—	[10]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact,if any,of certain reimbursements/waivers from CRMC. During the periods shown,CRMC reduced fees for investment advisory services and reimbursed other fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class,which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 39 to 41 for further information regarding fees and expenses.
[6]	Based on operations for the periods shown and, accordingly, is not representative of a full year.
[7]	For the period September 14, 2012, commencement of operations, through October 31, 2012.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

American Funds College Target Date Series	37

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds College Target Date Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds College Target Date Series comprising the American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund, American Funds College 2015 Fund, and American Funds College Enrollment Fund (the “Series”), as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2013 and the period from September 14, 2012 (commencement of operations) to October 31, 2012, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds College Target Date Series as of October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for the year ended October 31, 2013 and the period from September 14, 2012 (commencement of operations) to October 31, 2012, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 13, 2013

American Funds College Target Date Series

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-22692 and 1933 Act No. 333-180729)

(a)	Articles of Incorporation – Certificate of Trust dated 4/12/12 and Agreement and Declaration of Trust dated 4/12/12 – previously filed (see Pre-Effective Amendment No. 1 filed 6/21/12); and Amended and Restated Agreement and Declaration of Trust dated 12/5/12 – previously filed (see P/E Amendment No. 1 filed 12/31/12)

(b)	By-laws – By-laws – previously filed (see Pre-Effective Amendment No. 1 filed 6/21/12)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 6/18/12 – previously filed (see Pre-Effective Amendment No. 1 filed 6/21/12)

(e)	Underwriting Contracts – Principal Underwriting Agreement dated 6/18/12 – previously filed (see Pre-Effective Amendment No. 1 filed 6/21/12); Form of Amendment of Selling Group Agreement effective 5/18/12 – previously filed (see P/E Amendment No. 1 filed 12/31/12); Form of Amendment to the Selling Group Agreement effective 9/14/12 – previously filed (see P/E Amendment No. 1 filed 12/31/12); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/18/12 – previously filed (see P/E Amendment No. 1 filed 12/31/12); Form of Amendment to the Bank/Trust Company Selling Group Agreement effective 9/14/12 – previously filed (see P/E Amendment No. 1 filed 12/31/12); Form of Amendment to Class F Share Participation Agreement effective 5/18/12 – previously filed (see P/E Amendment No. 1 filed 12/31/12); and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/18/12 – previously filed (see P/E Amendment No. 1 filed 12/31/12)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 3/21/13

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/14/06 – previously filed (see Pre-Effective Amendment No. 1 filed 6/21/12)

(h)	Other Material Contracts – Shareholder Services Agreement dated 6/18/12 – previously filed (see Pre-Effective Amendment No. 1 filed 6/21/12); Administrative Services Agreement dated 6/18/12 – previously filed (see Pre-Effective Amendment No. 1 filed 6/21/12); and Form of Indemnification Agreement – previously filed (see Pre-Effective Amendment No. 1 filed 6/21/12)

(i)	Legal Opinion – Legal Opinion – previously filed (see Pre-Effective Amendment No. 1 filed 6/21/12)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)        Omitted financial statements – None

(l)	Initial capital agreements – Initial capital agreement – previously filed (see Pre-Effective Amendment No. 1 filed 6/21/12)

(m)	Rule 12b-1 Plan – Plans of Distribution dated 6/18/12 – previously filed (see Pre-Effective Amendment No. 1 filed 6/21/12)

(n)	Rule 18f-3 Plan – Multiple Class Plan dated 6/18/12 – previously filed (see Pre-Effective Amendment No. 1 filed 6/21/12)

(o)        Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated September 2013 and Code of Ethics for Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global High-Income Opportunities Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund; American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
IRV	Laurie M. Allen	Director and Senior Vice President	None
LAO	Dianne L. Anderson	Vice President	None
LAO	William C. Anderson	Director, Senior Vice President and Director of Investment Services	None

LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	T. Patrick Bardsley	Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Brad A. Barrett	Director	None
IRV	Carl R. Bauer	Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director and Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
SNO	Susan H. Campbell	Vice President	None
LAO	James D. Carter	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Individual Investor Business	None

LAO	Craig L. Castner	Regional Vice President	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, Chairman, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Christopher M. Conwell	Regional Vice President	None
LAO	Charles H. Cote	Vice President	None
SNO	Kathleen D. Cox	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Katherine Randall Danella	Assistant Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Shane L. Davis	Regional Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None

LAO	Michael J. Downer	Director	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
LAO	Bryan K. Dunham	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None
LAO	Damian Eckstein	Regional Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	John R. Fodor	Director and Executive Vice President	None
SFO	Cheryl E. Frank	Director	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Assistant Vice President	None
LAO	Brian K. Geiger	Regional Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Robert E. Greeley, Jr.	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director and Senior Vice President	None

LAO	Susan L. Hallock Smith	Vice President	None
IND	Thomas P. Halloran	Regional Vice President	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Director and Senior Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	David K. Hummelberg	Director and Senior Vice President, Treasurer and Controller	None
LAO	Jeffrey K. Hunkins	Regional Vice President	None
LAO	Marc Ialeggio	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Regional Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Linda Johnson	Vice President	None
LAO	Brendan M. Jonland	Regional Vice President	None

LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None

LAO	Brian G. Kelly	Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Mark Kistler	Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Director and Senior Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Mark A. Marinella	Senior Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None

LAO	Ross M. McDonald	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William C. Miller, Jr.	Senior Vice President	None
LAO	William T. Mills	Vice President	None
LAO	Sean C. Minor	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Linda M. Molnar	Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	Jack Nitowitz	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and Executive Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Regional Vice President	None

LAO	Rodney Dean Parker II	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Joseph M. Piccolo	Regional Vice President	None
LAO	Keith A. Piken	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None
LAO	Steven J. Quagrello	Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Senior Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Romolo D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Regional Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None

LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	David L. Schroeder	Vice President	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO	Matthew Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Senior Vice President	None
LAO	Michael P. Stern	Vice President	None
NYO	Andrew B. Suzman	Director	Senior Vice President
LAO	Libby J. Syth	Vice President	None

LAO	David R. Therrien	Assistant Vice President	None
LAO	Gary J. Thoma	Senior Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	Vice Chairman
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Adam B. Whitehead	Regional Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Steven Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None

LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Vice President	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 14636 North Scottsdale Road, Scottsdale, Arizona 85254; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Item 34. Management Services

None

Item 35. Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 30th day of December, 2013.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Bradley J. Vogt

(Bradley J. Vogt, Vice Chairman)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on December 30, 2013, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Walter R. Burkley	President
(Walter R. Burkley)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
(Gregory F. Niland)

(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	R. Clark Hooper*	Chairman of the Board (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee
	/s/ Bradley J. Vogt	Vice Chairman
Bradley J. Vogt
*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Liliane Corzo

(Liliane Corzo, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	American Funds Tax-Exempt Series I (File No. 033-05270, File No. 811-04653)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Mawr, PA, this 20th day of July, 2013.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Courtney R. Taylor Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of December, 2012.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 10th day of December, 2013.

(City, State)

/s/ Steadman Upham

Steadman Upham, Board member